ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK--95.58%
        AIRCRAFT & PARTS--3.44%
  4,275 Boeing....................................................   $   251,691
  5,000 Sundstrand................................................       277,500
                                                                     -----------
                                                                         529,191
                                                                     -----------
        AUTOMOTIVE--3.21%
 10,975 Allen Group...............................................       256,541
  5,525 Varity....................................................       238,266
                                                                     -----------
                                                                         494,807
                                                                     -----------
        BANKING--4.87%
  7,375 First American Corporation................................       255,360
  5,690 Integra Financial.........................................       270,986
  6,725 West One Bancorp..........................................       225,288
                                                                     -----------
                                                                         751,634
                                                                     -----------
        BROADCASTING--1.61%
 14,375 Comcast (Class A).........................................       247,969
                                                                     -----------
        CHEMICALS--5.65%
  5,075 Air Products & Chemicals..................................       269,609
  5,215 Grace (W.R.) & Co. .......................................       335,064
 13,325 RPM.......................................................       264,834
                                                                     -----------
                                                                         869,507
                                                                     -----------
        COMMUNICATION--6.68%
  6,090 AT & T....................................................       309,067
  5,950 DSC Communications*.......................................       219,405
  3,550 Ericsson (L. M.) Telephone AB ADR.........................       260,481
  4,000 Motorola..................................................       239,500
                                                                     -----------
                                                                       1,028,453
                                                                     -----------
        COMPUTERS & EQUIPMENT--5.99%
  5,425 Adobe Systems.............................................       280,744
  7,525 Honeywell.................................................       298,178
  7,875 Legent*...................................................       343,547
                                                                     -----------
                                                                         922,469
                                                                     -----------
        CONGLOMERATES--1.73%
  2,375 I T T.....................................................       265,703
                                                                     -----------
        CONSTRUCTION EQUIPMENT--1.58%
  3,700 Dover.....................................................       242,813
                                                                     -----------
        CONSUMER GOODS--7.48%
  4,875 Eastman Kodak.............................................       294,327

 SHARES                                                                 VALUE
 ------                                                              -----------
        CONSUMER GOODS--(CONTINUED)
 10,898 Mattel....................................................   $   272,450
  6,150 Premark International.....................................       306,731
  3,875 Procter & Gamble..........................................       278,516
                                                                     -----------
                                                                       1,152,024
                                                                     -----------
        CONSUMER SERVICES--1.76%
  9,050 Stewart Enterprises.......................................       271,500
                                                                     -----------
        ELECTRICAL EQUIPMENT--3.86%
  8,350 Newbridge Networks*.......................................       295,381
  5,725 Varian Associates.........................................       299,847
                                                                     -----------
                                                                         595,228
                                                                     -----------
        FINANCIAL SERVICES--5.16%
 10,250 Charter One Financial.....................................       256,250
  5,800 Dean Witter Discover & Co. ...............................       276,225
 14,300 Mercury Financial.........................................       262,763
                                                                     -----------
                                                                         795,238
                                                                     -----------
        FOOD & BEVERAGES--2.16%
  6,775 PepsiCo...................................................       331,975
                                                                     -----------
        FOREST PRODUCTS--1.65%
  5,600 Pentair...................................................       253,400
                                                                     -----------
        HEALTHCARE SERVICES--9.58%
  7,175 Bausch & Lomb.............................................       291,483
  8,200 DENTSPLY International....................................       292,125
  4,450 Johnson & Johnson.........................................       294,813
  3,340 Pfizer....................................................       294,338
  3,650 Warner Lambert............................................       302,494
                                                                     -----------
                                                                       1,475,253
                                                                     -----------
        HOUSEHOLD APPLIANCES &
         FURNITURE--5.02%
 11,750 Heilig Meyers.............................................       280,531
  5,750 Leggett & Platt...........................................       240,063
  4,425 Whirlpool.................................................       252,778
                                                                     -----------
                                                                         773,372
                                                                     -----------
        INDUSTRIAL DIVERSIFIED--1.82%
  4,830 General Electric..........................................       280,140
                                                                     -----------
        INSURANCE--1.58%
  2,950 Chubb.....................................................       243,006
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                               ----------
        COMMON STOCK (CONTINUED)
        MACHINERY--1.92%
  8,193 Thermo Electron*...........................................   $  294,948
                                                                      ----------
        OFFICE EQUIPMENT--0.08%
    575 Miller (Herman)............................................       12,291
                                                                      ----------
        OIL & GAS--7.11%
  4,075 Amoco......................................................      278,628
  5,625 Anadarko Petroleum.........................................      243,984
  2,495 Mobil......................................................      250,436
  2,540 Royal Dutch Petroleum......................................      321,945
                                                                      ----------
                                                                       1,094,993
                                                                      ----------
        PRINTING & PUBLISHING--2.18%
  6,550 Houghton Mifflin...........................................      336,506
                                                                      ----------
        RECREATION--3.16%
 10,525 Carnival (Class A).........................................      244,706
  9,925 Harley-Davidson............................................      241,922
                                                                      ----------
                                                                         486,628
                                                                      ----------
        RETAIL--1.48%
  8,165 Albertson's................................................      228,620
                                                                      ----------
        STEEL--3.29%
  5,300 Nucor......................................................      253,075
 12,250 Worthington Industries.....................................      254,188
                                                                      ----------
                                                                         507,263
                                                                      ----------
        TRUCKING--1.53%
 14,700 Celadon Group*.............................................      235,200
                                                                      ----------
        TOTAL COMMON STOCK
         (Cost $13,460,971)........................................   14,720,131
                                                                      ----------

---------------------
   *Non-income producing security
ADRAmerican Depository Receipt

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------                                                         -----------
            SHORT-TERM OBLIGATION--6.68%
            REPURCHASE AGREEMENT
 $1,029,132 Cantor Fitzgerald, 5.46%, dated 5/31/95 due 6/01/95, proceeds $1,029,288 (collateralized by various U.S.
             Treasury Bills, Notes & Bonds with rates from 5.75%
             to 7.25%, due from 3/7/96 to 5/15/16, valued at
             $1,058,452)
             (Cost $1,029,132)..................................   $ 1,029,132
                                                                   -----------
 TOTAL INVESTMENTS--102.26%
  (Cost $14,490,103).............................................   15,749,263
 OTHER ASSETS AND LIABILITIES (NET)--(2.26%).....................     (347,926)
                                                                   -----------
 TOTAL NET ASSETS--100.00%.......................................  $15,401,337
                                                                   ===========

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

INCOME PORTFOLIO
                       See Notes to Financial Statements.

 PRINCIPAL
   AMOUNT                                                             VALUE
 ----------                                                        -----------
            CORPORATE OBLIGATIONS--12.68%
            BANKING--6.39%
 $1,000,000 Bank of New York, 8.50%, due 12/15/04...............   $ 1,099,964
  1,000,000 Citicorp, 8.80%, due 2/01/00........................     1,037,039
                                                                   -----------
                                                                     2,137,003
                                                                   -----------
            ELECTRONICS--3.09%
  1,000,000 Rockwell International, 7.625%, due 2/17/98.........     1,034,075
                                                                   -----------
            FINANCIAL SERVICES--3.20%
  1,000,000 Ford Motor Credit Corporation, 8.20%, due 2/15/02...     1,070,356
                                                                   -----------
            TOTAL CORPORATE OBLIGATIONS
             (Cost $4,008,795)..................................     4,241,434
                                                                   -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--27.66%
  1,000,000 Federal Home Loan Banks
            8.585%, due 1/11/00.................................     1,016,500
            Federal National Mortgage Association
  1,000,000 7.26%, due 10/16/97.................................     1,004,330
  3,000,000 8.59%, due 2/03/05..................................     3,153,507
    971,905 Government National Mortgage Association
            8.50%, due 11/15/24.................................     1,007,744
            Student Loan Marketing Association
  2,000,000 7.62%, due 4/18/00..................................     2,053,418
  1,000,000 9.01%, due 12/02/04.................................     1,014,512
                                                                   -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $9,068,316)..................................     9,250,011
                                                                   -----------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ----------                                                         -----------
            UNITED STATES TREASURY
            OBLIGATIONS--56.63%
            United States Treasury Notes
 $  300,000 7.875%, due 7/31/96..................................   $   306,656
  4,000,000 7.500%, due 1/31/97..................................     4,102,500
  2,000,000 7.375%, due 11/15/97.................................     2,065,622
  4,500,000 7.750%, due 1/31/00..................................     4,805,154
  3,000,000 6.250%, due 5/31/00..................................     3,022,500
  4,000,000 7.875%, due 11/15/04.................................     4,431,248
    200,000 United States Treasury Bonds 11.50%, due 11/15/95....       205,437
                                                                    -----------
            TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost
             $18,102,624)........................................    18,939,117
                                                                    -----------
            SHORT-TERM OBLIGATION--1.28%
            TIME DEPOSIT
    426,644 National Westminster Bank (Nassau), 5.46%, due
             6/01/95
             (Cost $426,644).....................................       426,644
                                                                    -----------
 TOTAL INVESTMENTS--98.25%
  (Cost $31,606,379)..............................................   32,857,206
 OTHER ASSETS AND LIABILITIES
  (NET)--1.75%....................................................      583,943
                                                                    -----------
 TOTAL NET ASSETS--100.00%........................................  $33,441,149
                                                                    ===========

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

TOTAL RETURN BOND PORTFOLIO
                       See Notes to Financial Statements.

 PRINCIPAL
   AMOUNT                                                              VALUE
 ----------                                                         -----------
            CORPORATE OBLIGATIONS--16.19%
            AEROSPACE--2.16%
 $  500,000 Rockwell International, 7.875%, due 2/15/05..........   $   540,147
                                                                    -----------
            BANKING--4.21%
  1,000,000 Republic National Bank of New York, 7.75%, due
             5/15/09.............................................     1,054,172
                                                                    -----------
            COMMUNICATIONS--6.08%
  1,500,000 AT&T, 7.00%, due 5/15/05.............................     1,521,974
                                                                    -----------
            FINANCIAL SERVICES--2.71%
    500,000 Ford Motor Credit Corp., 8.20%, due 2/15/02..........       535,178
     50,000 General Motors Acceptance Corp., 9.625%, due 5/15/00.        56,001
     25,000 General Motors Acceptance Corp., 7.00%, due 9/15/02          25,062
     50,000 Texaco Capital, 9.75%, due 3/15/20...................        63,001
                                                                    -----------
                                                                        679,242
                                                                    -----------
            FOOD & TOBACCO--0.20%
     50,000 Philip Morris, 8.875%, due 7/01/96...................        51,256
                                                                    -----------
            HOTELS--0.20%
     50,000 Marriott Corp. MTN, 9.875%, due 11/01/97.............        49,836
                                                                    -----------
            OFFICE EQUIPMENT--0.21%
     50,000 Xerox Corp. MTN, 9.625%, due 9/01/97.................        53,462
                                                                    -----------
            RETAIL--0.42%
     50,000 Dayton Hudson, 9.75%, due 11/01/98...................        54,840
     50,000 Sears Roebuck & Co., 9.00%, due 9/15/96..............        51,686
                                                                    -----------
                                                                        106,526
                                                                    -----------
            TOTAL CORPORATE OBLIGATIONS
             (Cost $3,883,534)...................................     4,056,615
                                                                    -----------

 PRINCIPAL
   AMOUNT                                                           VALUE
 ----------                                                      -----------
            U.S. GOVERNMENT AGENCY OBLIGATIONS--24.81%
            Federal National Mortgage Association
 $1,990,000 7.55%, due 6/10/04................................   $ 2,056,888
    200,000 8.50%, due 2/01/05................................       214,490
  1,000,000 7.25%, due 6/01/05................................     1,000,000
            Government National Mortgage Association
  2,874,279 8.00%, due 2/15/24................................     2,944,316
                                                                 -----------
            TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
             (Cost $5,925,750)................................     6,215,694
                                                                 -----------
            UNITED STATES TREASURY
             OBLIGATIONS--55.52%
            United States Treasury Notes
  1,000,000 7.250%, due 2/15/98...............................     1,032,500
    500,000 7.125%, due 9/30/99...............................       520,468
  1,000,000 6.000%, due 10/15/99..............................       998,436
  3,000,000 7.500%, due 10/31/99..............................     3,165,933
  3,000,000 5.750%, due 8/15/03...............................     2,895,000
  3,500,000 7.250%, due 5/15/04...............................     3,714,375
            United States Treasury Bonds
  1,500,000 7.250%, due 5/15/16...............................     1,581,562
                                                                 -----------
            TOTAL UNITED STATES TREASURY OBLIGATIONS
             (Cost $13,159,597)...............................    13,908,274
                                                                 -----------
            SHORT-TERM OBLIGATION--6.33%
            TIME DEPOSIT
  1,584,639 National Westminster Bank (Nassau), 5.46%, due
             6/01/95
             (Cost $1,584,639)................................     1,584,639
                                                                 -----------
 TOTAL INVESTMENTS--102.85%
  (Cost $24,553,520)...........................................   25,765,222
 OTHER ASSETS AND LIABILITIES
  (NET)--(2.85%)...............................................     (714,660)
                                                                 -----------
 TOTAL NET ASSETS--100.00%.....................................  $25,050,562
                                                                 ===========

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK--93.94%
        AEROSPACE & AIRCRAFT--4.61%
   900  Allied Signal.............................................   $    36,338
   100  Ball......................................................         3,325
 1,100  Boeing....................................................        64,762
   200  General Dynamics..........................................         8,750
 5,600  General Electric..........................................       324,799
   100  Goodrich (B.F.)...........................................         4,963
   752  Lockheed Martin...........................................        44,743
   400  McDonnell Douglas.........................................        28,900
   200  Northrop Grumman..........................................        10,475
   200  Ogden.....................................................         4,400
   700  Rockwell International....................................        31,938
   300  Textron...................................................        18,263
   200  TRW.......................................................        15,775
   400  United Technologies.......................................        30,350
                                                                     -----------
                                                                         627,781
                                                                     -----------
        AIRLINES--0.19%
   200  Delta Air Lines...........................................        13,025
   500  Southwest Airlines........................................        11,062
   200  USAir Group*..............................................         1,775
                                                                     -----------
                                                                          25,862
                                                                     -----------
        APPAREL--0.18%
   200  Fruit of the Loom*........................................         5,300
   300  Liz Claiborne.............................................         5,325
   100  Russell...................................................         2,900
   200  VF........................................................        10,650
                                                                     -----------
                                                                          24,175
                                                                     -----------
        AUTOMOTIVE--2.74%
   100  Briggs & Stratton.........................................         3,550
 1,200  Chrysler..................................................        52,350
   300  Cooper Tire & Rubber......................................         7,275
   300  Dana......................................................         8,475
   300  Eaton.....................................................        18,338
   200  Echlin....................................................         7,200
   200  Fleetwood Enterprises.....................................         4,150
 3,300  Ford Motor................................................        96,524
 2,500  General Motors............................................       120,000
   400  Genuine Parts.............................................        15,700
   500  Goodyear Tire & Rubber....................................        21,125
   200  Navistar International*...................................         3,100
   100  Paccar....................................................         4,775
   100  Snap-On...................................................         3,550

 SHARES                                                                 VALUE
 ------                                                              -----------
        AUTOMOTIVE--(CONTINUED)
   100  Trinova...................................................   $     3,400
   100  Varity*...................................................         4,313
                                                                     -----------
                                                                         373,825
                                                                     -----------
        BANKING--5.82%
   400  Ahmanson (H.F.)...........................................         9,100
 1,300  Banc One..................................................        45,175
   300  Bank of Boston............................................        10,950
   600  Bank of New York..........................................        24,450
 1,200  BankAmerica...............................................        62,700
   300  Bankers Trust (NY) Corp...................................        18,825
   300  Barnett Banks.............................................        14,888
   400  Boatmen's Bancshares......................................        13,000
   600  Chase Manhattan...........................................        27,750
   800  Chemical Banking..........................................        36,900
 1,300  Citicorp..................................................        69,549
   500  CoreStates Financial......................................        16,625
   300  First Chicago.............................................        17,213
   300  First Fidelity Bancorporation.............................        15,938
   300  First Interstate Bancorp..................................        25,200
   600  First Union Corp..........................................        29,400
   500  Fleet Financial Group.....................................        17,438
   200  Golden West Financial.....................................         9,825
   400  Great Western Financial...................................         8,750
   800  KeyCorp...................................................        24,500
   450  Mellon Bank...............................................        19,238
   600  Morgan (J.P.).............................................        42,525
   500  National City.............................................        15,188
   900  NationsBank...............................................        50,962
   500  NBD Bancorp...............................................        16,438
 1,000  Norwest...................................................        28,375
   800  PNC Bank..................................................        21,600
   400  Shawmut National..........................................        11,600
   400  SunTrust Banks............................................        23,200
   300  U.S. Bancorp (OR).........................................         7,350
   600  Wachovia..................................................        22,725
   200  Wells Fargo...............................................        36,800
                                                                     -----------
                                                                         794,177
                                                                     -----------
        CHEMICALS--3.86%
   400  Air Products & Chemicals..................................        21,250
   900  Dow Chemical..............................................        66,037
 1,800  du Pont (E.I.) de Nemours.................................       122,174
   300  Eastman Chemical..........................................        18,000

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        CHEMICALS--(CONTINUED)
   100  First Mississippi.........................................   $     2,313
   100  FMC*......................................................         6,438
   300  Grace (W.R.)..............................................        19,275
   200  Great Lakes Chemical......................................        12,200
   400  Hercules..................................................        21,000
   400  International Flavors & Fragrances........................        19,700
 1,400  Minnesota Mining & Manufacturing..........................        83,824
   400  Monsanto..................................................        33,300
   500  Morton International......................................        15,875
   200  Nalco Chemical............................................         7,550
   100  Owens Corning Fiberglass*.................................         3,625
   700  PPG Industries............................................        29,138
   400  Praxair...................................................         9,950
   200  Rohm & Haas...............................................        11,775
   200  Sigma Aldrich.............................................         8,800
   500  Union Carbide.............................................        14,625
                                                                     -----------
                                                                         526,849
                                                                     -----------
        COMMUNICATION--8.95%
 1,600  AirTouch Communications*..................................        43,600
   600  ALLTEL....................................................        14,775
 1,800  Ameritech Corp............................................        79,874
   150  Andrew*...................................................         7,238
 5,100  AT & T....................................................       258,824
 1,400  Bell Atlantic.............................................        78,050
 1,600  BellSouth.................................................        98,199
    48  Cox Communications
         (Class A)*...............................................           780
   400  DSC Communications*.......................................        14,750
 3,100  GTE.......................................................       103,462
 2,200  MCI Communications........................................        44,275
 1,900  Motorola..................................................       113,762
   800  Northern Telecom Ltd......................................        30,700
 1,400  Nynex Corp................................................        58,450
 1,400  Pacific Telesis Group.....................................        37,450
 2,000  SBC Communications........................................        90,000
   200  Scientific Atlanta........................................         3,725
 1,100  Sprint....................................................        36,850
 2,100  Tele-Communications
         (Class A)*...............................................        44,100
 1,500  US West...................................................        61,874
                                                                     -----------
                                                                       1,220,738
                                                                     -----------

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMPUTER EQUIPMENT--7.93%
   400  Amdahl*...................................................   $     5,200
   400  Apple Computer............................................        16,600
   300  Applied Materials*........................................        23,025
   200  Autodesk..................................................         7,400
   500  Automatic Data Processing.................................        31,125
   200  Cabletron Systems*........................................        10,700
   100  Ceridian*.................................................         3,225
   900  COMPAQ Computer*..........................................        35,213
   500  Computer Associates International.........................        32,750
   200  Computer Sciences*........................................        10,600
   100  Cray Research*............................................         2,288
   100  Data General*.............................................           800
   500  Digital Equipment*........................................        22,313
   100  Harris Corp...............................................         5,313
 1,700  Hewlett-Packard...........................................       112,412
   400  Honeywell.................................................        15,850
 1,400  Intel.....................................................       156,974
   100  Intergraph*...............................................         1,338
 1,900  International Business Machines...........................       177,174
   200  Lotus Development*........................................         6,050
   700  Micron Technology.........................................        31,238
 1,900  Microsoft*(a).............................................       160,787
 1,200  Novell*...................................................        23,100
 1,400  Oracle Systems*...........................................        48,475
   500  Pitney Bowes..............................................        18,500
   500  Silicon Graphics*.........................................        19,438
   300  Sun Microsystems*.........................................        13,463
   400  Tandem Computers*.........................................         5,300
   200  Tandy.....................................................         9,350
   300  Texas Instruments.........................................        34,688
   600  Unisys*...................................................         6,375
   300  Xerox.....................................................        34,013
                                                                     -----------
                                                                       1,081,077
                                                                     -----------
        CONGLOMERATES--0.25%
   300  ITT.......................................................        33,563
                                                                     -----------
        CONSTRUCTION--0.87%
   500  Baker Hughes..............................................        11,250
   700  Caterpillar Inc. .........................................        42,175
   200  Dover.....................................................        13,125
   300  Fluor.....................................................        14,850
   100  Foster Wheeler............................................         3,288
   400  Halliburton...............................................        15,600

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        CONSTRUCTION--(CONTINUED)
   200  Harnischfeger Industries..................................   $     6,950
   100  Morrison Knudsen..........................................           550
   300  Rowan*....................................................         2,250
   200  Western Atlas*............................................         9,025
                                                                     -----------
                                                                         119,063
                                                                     -----------
        CONSUMER GOODS--3.28%
   500  Colgate-Palmolive.........................................        38,500
   800  ConAgra...................................................        26,700
   700  Gillette..................................................        59,062
   300  Hasbro....................................................        10,575
   100  Jostens...................................................         2,013
   700  Kellogg...................................................        46,988
   750  Mattel....................................................        18,750
   500  Newell....................................................        12,438
   200  Premark International.....................................         9,975
 2,200  Procter & Gamble..........................................       158,124
   500  Rubbermaid................................................        15,938
 1,600  Sara Lee..................................................        44,600
   100  Stanley Works.............................................         4,000
                                                                     -----------
                                                                         447,663
                                                                     -----------
        DRUGS--5.89%
 2,600  Abbott Laboratories.......................................       103,999
   200  Allergan..................................................         5,325
   300  ALZA Corp (Class A)*......................................         6,263
 1,000  American Home Products....................................        73,624
   400  Amgen*....................................................        28,950
 1,700  Bristol-Myers Squibb......................................       112,837
 1,000  Lilly (Eli) & Co. ........................................        74,625
 4,200  Merck.....................................................       197,924
 1,100  Pfizer....................................................        96,937
   600  Schering-Plough...........................................        47,250
   600  Upjohn....................................................        21,825
   400  Warner Lambert............................................        33,150
                                                                     -----------
                                                                         802,709
                                                                     -----------
        ELECTRICAL EQUIPMENT--1.83%
   400  Advanced Micro Devices....................................        13,150
   700  AMP.......................................................        29,837
   300  Black & Decker............................................         9,900
   900  Cisco Systems*............................................        39,263
   700  Emerson Electric..........................................        48,124
   200  Grainger (W.W.)...........................................        11,975
   100  Johnson Controls..........................................         5,725

 SHARES                                                                 VALUE
 ------                                                              -----------
        ELECTRICAL EQUIPMENT--(CONTINUED)
   300  Loral.....................................................   $    14,363
   100  M/A-Com...................................................         1,188
   400  National Semiconductor*...................................        10,000
   200  National Service Industries...............................         5,775
   400  Raytheon..................................................        31,000
   200  Teledyne..................................................         4,875
   100  Thomas & Betts............................................         6,738
 1,200  Westinghouse Electric.....................................        17,400
                                                                     -----------
                                                                         249,313
                                                                     -----------
        ENERGY--0.78%
   600  Dresser Industries........................................        13,725
   800  Enron.....................................................        29,200
   200  ENSERCH...................................................         3,475
   100  Helmerich & Payne.........................................         2,988
   200  McDermott International...................................         5,250
   800  Schlumberger Ltd. ........................................        52,000
                                                                     -----------
                                                                         106,638
                                                                     -----------
        ENGINES & TURBINES--0.09%
   300  Brunswick.................................................         5,513
   100  Cummins Engine............................................         4,550
   100  Outboard Marine...........................................         2,013
                                                                     -----------
                                                                          12,076
                                                                     -----------
        ENTERTAINMENT--1.83%
   500  Capital Cities/ABC........................................        48,250
   160  CBS.......................................................        10,720
   800  Comcast...................................................        13,900
 1,700  Disney (Walt).............................................        94,562
   100  King World Productions*...................................         4,150
   200  Loews.....................................................        23,775
 1,151  Viacom (Class B)*.........................................        53,664
                                                                     -----------
                                                                         249,021
                                                                     -----------
        ENVIRONMENTAL MANAGEMENT--0.54%
   600  Browning-Ferris Industries................................        21,375
   900  Laidlaw (Class B).........................................         8,325
 1,600  WMX Technologies..........................................        43,600
                                                                     -----------
                                                                          73,300
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        FINANCIAL SERVICES--2.39%
 1,600  American Express..........................................   $    57,000
   200  Beneficial................................................         8,900
   600  Dean Witter Discover......................................        28,575
   600  Federal Home Loan Mortgage Corporation....................        40,875
   900  Federal National Mortgage Association.....................        83,699
   400  First Data................................................        23,100
   300  H&R Block.................................................        10,838
   300  Household International...................................        14,813
   500  MBNA......................................................        16,875
   600  Merrill Lynch.............................................        28,200
   300  Salomon...................................................        12,300
                                                                     -----------
                                                                         325,175
                                                                     -----------
        FOOD & BEVERAGES--7.33%
   100  Adolph Coors (Class B)....................................         1,713
   800  Anheuser Busch............................................        47,299
 1,687  Archer Daniels Midland....................................        31,210
   200  Brown Forman (Class B)....................................         6,650
   800  Campbell Soup.............................................        39,300
 4,200  Coca-Cola Bottling Consolidated...........................       259,874
   500  CPC International.........................................        30,375
   500  General Mills.............................................        25,937
   800  H J Heinz.................................................        36,200
   300  Hershey Foods.............................................        15,488
 2,600  PepsiCo...................................................       127,399
 2,800  Philip Morris.............................................       204,049
   400  Quaker Oats...............................................        13,950
   300  Ralston Purina Group......................................        15,075
 1,200  Seagram...................................................        36,000
   500  Unilever (N.V.) ADR.......................................        63,624
   700  UST Inc. .................................................        20,913
   300  Whitman...................................................         5,438
   400  Wrigley (WM) Jr. .........................................        18,100
                                                                     -----------
                                                                         998,594
                                                                     -----------
        FOREST PRODUCTS--1.70%
   200  Bemis.....................................................         5,700
   200  Boise Cascade.............................................         6,600
   300  Champion International....................................        13,913
   100  Federal Paper Board.......................................         3,250
   300  Georgia Pacific...........................................        23,325
   400  International Paper.......................................        31,449

 SHARES                                                                 VALUE
 ------                                                              -----------
        FOREST PRODUCTS--(CONTINUED)
   300  James River...............................................   $     8,100
   500  Kimberly-Clark............................................        30,000
   400  Louisiana Pacific.........................................         8,900
   200  Mead......................................................        10,775
   100  Potlatch..................................................         4,288
   500  Scott Paper...............................................        21,687
   300  Stone Container*..........................................         5,250
   200  Temple Inland.............................................         8,650
   200  Union Camp................................................        10,375
   200  Westvaco..................................................         8,550
   700  Weyerhaeuser..............................................        30,713
                                                                     -----------
                                                                         231,525
                                                                     -----------
        GENERAL BUILDING--0.27%
   100  Armstrong World Industries................................         5,163
   100  Centex....................................................         2,875
   100  Kaufman & Broad Home......................................         1,413
   500  Masco.....................................................        14,438
   100  Pulte.....................................................         2,738
   200  Tyco Laboratories.........................................        10,825
                                                                     -----------
                                                                          37,452
                                                                     -----------
        GROCERY STORES--0.57%
   800  Albertson's...............................................        22,400
   500  American Stores...........................................        13,063
   300  Bruno's...................................................         3,450
   100  Fleming...................................................         2,588
   200  Giant Food (Class A)......................................         5,750
   100  Great Atlantic & Pacific Tea..............................         2,488
   400  Kroger*...................................................        10,400
   200  SuperValu.................................................         5,675
   200  Winn Dixie Stores.........................................        11,475
                                                                     -----------
                                                                          77,289
                                                                     -----------
        HEALTH CARE--2.71%
   200  Bard (C.R.)...............................................         5,900
   200  Bausch & Lomb.............................................         8,125
   900  Baxter International......................................        31,387
   200  Becton Dickinson..........................................        11,500
   300  Beverly Enterprises*......................................         3,413
   400  Biomet*...................................................         5,850
 1,400  Columbia/HCA Healthcare...................................        57,224
   100  Community Psychiatric Centers.............................         1,238
 2,100  Johnson & Johnson.........................................       139,124
   200  Mallinckrodt Group........................................         7,275

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        HEALTH CARE--(CONTINUED)
   200  Manor Care................................................   $     5,850
   400  Medtronic.................................................        30,100
   700  National Medical Enterprises*.............................        11,638
   200  St. Jude Medical*.........................................         9,050
   200  U.S. Surgical Corp........................................         4,125
   600  United Healthcare.........................................        22,350
   500  U.S. Health Care..........................................        15,500
                                                                     -----------
                                                                         369,649
                                                                     -----------
        HOUSEHOLD APPLIANCES &
         FURNITURE--0.17%
   400  Maytag....................................................         6,500
   100  Springs Industries (Class A)..............................         3,938
   200  Whirlpool.................................................        11,425
   100  Zenith Electronics*.......................................           775
                                                                     -----------
                                                                          22,638
                                                                     -----------
        INDUSTRIAL MACHINERY--0.73%
   100  Cincinnati Milacron.......................................         2,700
   400  Cooper Industries.........................................        14,800
   300  Deere (John) & Co.........................................        25,950
   100  Giddings & Lewis..........................................         1,725
   400  Illinois Tool Works.......................................        19,900
   300  Ingersoll Rand............................................        11,175
   400  Pall......................................................         8,800
   200  Parker-Hannifin...........................................        11,425
   100  Raychem...................................................         3,638
                                                                     -----------
                                                                         100,113
                                                                     -----------
        INSURANCE--2.95%
   400  Aetna Life & Casualty.....................................        23,850
   100  Alexander & Alexander.....................................         2,538
   700  American General..........................................        24,150
 1,000  American International Group..............................       113,749
   300  Chubb.....................................................        24,713
   200  CIGNA.....................................................        14,950
   300  General RE................................................        40,612
   200  Jefferson Pilot...........................................        10,550
   300  Lincoln National..........................................        13,575
   200  Marsh & McLennan..........................................        15,925
   300  Providian.................................................        10,913
   200  Safeco....................................................        11,750
   300  St. Paul..................................................        15,263
   200  Torchmark.................................................         7,975
   200  Transamerica..............................................        11,950

 SHARES                                                                 VALUE
 ------                                                              -----------
        INSURANCE--(CONTINUED)
 1,000  Travelers Group...........................................   $    42,249
   300  U S F & G.................................................         5,175
   200  UNUM......................................................         8,550
   100  USLIFE....................................................         4,025
                                                                     -----------
                                                                         402,462
                                                                     -----------
        LODGING--0.31%
   200  Bally Entertainment*......................................         2,075
   200  Hilton Hotels.............................................        13,400
   400  Marriott International....................................        13,550
   300  Promus*...................................................        12,563
                                                                     -----------
                                                                          41,588
                                                                     -----------
        METALS & MINING--1.35%
   700  Alcan Aluminum Ltd. ......................................        20,737
   600  Aluminum Company of America...............................        27,900
   100  ASARCO....................................................         2,888
 1,100  Barrick Gold..............................................        27,775
   300  Cyprus Amax Minerals......................................         7,950
   400  Echo Bay Mines Ltd. ......................................         3,575
   300  Engelhard.................................................        12,488
   400  Homestake Mining..........................................         6,750
   400  Inco Ltd. ................................................        10,000
   300  Newmont Mining............................................        12,525
   200  Phelps Dodge..............................................        11,025
   800  Placer Dome...............................................        20,200
   200  Reynolds Metals...........................................         9,875
   440  Santa Fe Pacific Gold.....................................         5,500
   100  Timken....................................................         4,213
                                                                     -----------
                                                                         183,401
                                                                     -----------
        NATURAL GAS--0.73%
   200  Columbia Gas System*......................................         6,000
   300  Consolidated Natural Gas..................................        11,963
   200  NICOR.....................................................         5,325
   400  NorAm Energy..............................................         2,650
   100  ONEOK.....................................................         1,900
   300  Pacific Enterprises.......................................         7,575
   500  Panhandle Eastern.........................................        12,563
   100  Peoples Energy............................................         2,675
   300  Sonat.....................................................         9,863
   600  Tenneco...................................................        28,799
   300  Williams Companies........................................        10,200
                                                                     -----------
                                                                          99,513
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        OIL & GAS--8.35%
   300  Amerada Hess..............................................   $    15,225
 1,600  Amoco.....................................................       109,399
   200  Ashland...................................................         7,425
   500  Atlantic Richfield........................................        58,062
   400  Burlington Resources......................................        16,600
 2,100  Chevron...................................................       103,162
   300  Coastal...................................................         9,413
 4,100  Exxon.....................................................       292,637
   200  Kerr--McGee...............................................        11,150
   100  Louisiana Land & Exploration..............................         3,875
 1,300  Mobil.....................................................       130,487
 1,000  Occidental Petroleum......................................        23,000
   300  Oryx Energy*..............................................         4,313
   200  Pennzoil..................................................         9,875
   900  Phillips Petroleum........................................        32,624
 1,700  Royal Dutch Petroleum.....................................       215,474
   300  Santa Fe Energy Resources*................................         2,925
   300  Sun.......................................................         9,450
   600  Texaco....................................................        41,099
   800  Unocal....................................................        23,700
   900  USX-Marathon Group........................................        17,888
                                                                     -----------
                                                                       1,137,783
                                                                     -----------
        PRINTING & PUBLISHING--1.71%
   200  American Greetings (Class A)..............................         5,600
   200  Avery Dennison............................................         8,250
   300  Deluxe....................................................         9,563
   500  Donnelley (R.R.) & Sons...................................        18,250
   300  Dow Jones.................................................        10,950
   600  Dun & Bradstreet..........................................        31,800
   500  Gannett...................................................        26,750
   200  Harcourt General..........................................         8,425
   100  Harland (J. H.)...........................................         2,363
   200  Knight-Ridder.............................................        11,050
   200  McGraw-Hill Companies.....................................        14,800
   100  Meredith..................................................         2,625
   300  Moore Corp Ltd............................................         6,563
   300  New York Times (Class A)..................................         6,788
 1,200  Time Warner...............................................        47,549
   400  Times Mirror Co (Class A).................................         9,300
   200  Tribune...................................................        11,925
                                                                     -----------
                                                                         232,551
                                                                     -----------
        RAILROADS--1.00%
   300  Burlington Northern.......................................        18,338

 SHARES                                                                 VALUE
 ------                                                              -----------
        RAILROADS--(CONTINUED)
   300  Conrail...................................................   $    16,200
   300  CSX.......................................................        22,875
   400  Norfolk Southern..........................................        27,400
   500  Santa Fe Southern Pacific.................................        12,250
   700  Union Pacific.............................................        38,762
                                                                     -----------
                                                                         135,825
                                                                     -----------
        RESTAURANTS--0.91%
 1,000  Darden Restaurants........................................        11,000
   100  Luby's Cafeterias.........................................         2,038
 2,300  McDonald's................................................        87,112
   200  Ryan's Family Steak House*................................         1,375
   100  Shoney's*.................................................         1,088
   600  Sysco.....................................................        16,275
   300  Wendy's International.....................................         5,138
                                                                     -----------
                                                                         124,026
                                                                     -----------
        RETAIL--4.58%
   300  Charming Shoppes..........................................         1,294
   300  Circuit City Stores.......................................         8,250
   400  CUC International.........................................        14,700
   200  Dayton-Hudson.............................................        14,175
   400  Dillard Dept Stores.......................................        11,500
   500  Gap Inc...................................................        17,188
   100  Handleman.................................................         1,163
 1,500  Home Depot................................................        62,437
 1,500  Kmart.....................................................        19,125
   100  Long's Drugstores.........................................         3,513
   500  Lowes.....................................................        13,625
   800  May Dept Stores...........................................        31,400
   300  Melville..................................................        11,925
   100  Mercantile Stores.........................................         4,688
   300  Nordstrom.................................................        12,375
   800  Penney (J.C.).............................................        37,700
   600  Price/Costco*.............................................         8,400
   300  Rite Aid..................................................         7,125
 1,300  Sears Roebuck.............................................        73,287
 1,200  The Limited...............................................        26,700
   200  The Pep Boys (Manny,
         Moe & Jack)..............................................         5,575
   200  TJX.......................................................         2,675
   900  Toys 'R Us*...............................................        22,725
 7,500  Wal-Mart Stores...........................................       187,499
   400  Walgreen..................................................        19,250
   400  Woolworth (F.W.)..........................................         6,150
                                                                     -----------
                                                                         624,444
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        SCIENTIFIC EQUIPMENT--0.29%
   500  Boston Scientific*........................................   $    14,375
   200  E G & G...................................................         3,625
   200  General Signal............................................         7,400
   100  Millipore.................................................         6,563
   100  Perkin Elmer..............................................         3,475
   100  Tektronix.................................................         4,600
                                                                     -----------
                                                                          40,038
                                                                     -----------
        SPECIALIZED SERVICES--0.58%
   200  Alco Standard.............................................        14,325
   300  Crown Cork & Seal*........................................        14,100
   200  Ecolab....................................................         5,075
   200  Federal Express*..........................................        11,975
   300  Interpublic Group.........................................        11,063
   300  Ryder System..............................................         7,613
   200  Safety Kleen..............................................         3,400
   300  Service Corp International................................         8,588
   100  Shared Medical Systems....................................         3,313
                                                                     -----------
                                                                          79,452
                                                                     -----------
        SPECIALTY CONSUMER
         PRODUCTS--1.48%
   100  Alberto Culver (Class B)..................................         3,225
   600  American Brands...........................................        24,224
   200  Avon Products.............................................        13,475
   100  Brown Group...............................................         2,188
   200  Clorox....................................................        11,975
   700  Corning...................................................        22,400
 1,100  Eastman Kodak.............................................        66,412
   200  Nike (Class B)............................................        15,775
   300  Pioneer Hi-Bred International.............................        11,700
   200  Polaroid..................................................         7,375
   300  Reebok International Ltd..................................        10,050
   300  Sherwin Williams..........................................        11,025
   200  Stride Rite...............................................         2,250
                                                                     -----------
                                                                         202,074
                                                                     -----------
        STEEL--0.30%
   300  Armco.....................................................         1,913
   400  Bethlehem Steel*..........................................         5,900
   100  Crane Company.............................................         3,425
   100  Inland Steel Industries*..................................         2,813
   300  Nucor.....................................................        14,324
   200  USX-US Steel Group........................................         6,400
   300  Worthington Industries....................................         6,225
                                                                     -----------
                                                                          41,000
                                                                     -----------

 SHARES                                                                 VALUE
 ------                                                              -----------
        TRANSPORTATION SERVICES--0.24%
   200  AMR*......................................................   $    13,650
   100  Consolidated Freightways*.................................         2,375
   300  Dial Corporation..........................................         7,350
   100  Pittston Services Group...................................         2,413
   100  Roadway Services..........................................         4,650
   100  Yellow Corp. .............................................         1,888
                                                                     -----------
                                                                          32,326
                                                                     -----------
        UTILITIES--3.65%
   600  American Electric Power...................................        20,550
   500  Baltimore Gas and Electric................................        13,000
   500  Carolina Power & Light....................................        14,938
   600  Central & South West......................................        15,450
   509  CINergy...................................................        13,557
   800  Consolidated Edison Company of NY.........................        23,900
   500  Detroit Edison............................................        15,063
   600  Dominion Resources........................................        22,275
   700  Duke Power................................................        29,225
   100  Eastern Enterprises.......................................         3,000
   700  Entergy...................................................        17,325
   600  FPL Group.................................................        23,550
   400  General Public Utilities..................................        12,000
   400  Houston Industries........................................        17,250
   500  Niagara Mohawk Power......................................         7,375
   200  Northern States Power.....................................         9,475
   500  Ohio Edison...............................................        10,938
   900  PacifiCorp................................................        17,775
 1,400  Pacific Gas & Electric....................................        40,600
   700  PECO Energy...............................................        19,688
   800  Public Service Enterprise Group...........................        23,800
 1,500  SCECorp...................................................        26,063
 2,100  Southern..................................................        46,462
   700  Texas Utilities...........................................        25,287
   700  Unicom....................................................        19,075
   300  Union Electric............................................        11,363
                                                                     -----------
                                                                         498,984
                                                                     -----------
 TOTAL COMMON STOCK
  (Cost $10,972,276)...............................................   12,805,732
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY MARKET PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

  SHARES/
 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                           ----------
           PREFERRED STOCK--0.00%
        3  Teledyne Series E, $1.20
            (Cost $0).............................................   $       42
                                                                     ----------
           SHORT-TERM OBLIGATION--1.70%
           TIME DEPOSIT
 $231,566  National Westminster Bank (Nassau), 5.46%, due 6/01/95
            (Cost $231,566).......................................      231,566
                                                                     ----------

                     VALUE
                  -----------
 TOTAL
  INVESTMENTS--
  95.64%
  (cost
  $11,203,842)..  $13,037,340
 OTHER ASSETS
  AND
  LIABILITIES
  (NET)--4.36%..      595,043
                  -----------
 TOTAL NET
  ASSETS--
  100.00%.......  $13,632,383
                  ===========

---------------------
  * Non-income producing security
 (a) Security has been pledged to cover collateral requirements for open futures contracts
ADRAmerican Depository Receipt

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS
MAY 31, 1995

                                       NUMBER     FACE               UNREALIZED
                                         OF      AMOUNT             APPRECIATION
                                      CONTRACTS AT VALUE EXPIRATION  AT 5/31/95
                                      --------- -------- ---------- ------------
LONG:
Standard & Poor's 500................      1    $268,950  9/15/95      $4,493
                                                                       ======

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

BOND MARKET PORTFOLIO
                       See Notes to Financial Statements.

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                           -----------
            CORPORATE OBLIGATIONS--12.91%
            ASSET-BACKED SECURITIES--1.85%
 $  300,000 Premier Auto Trust, 6.35%, due 5/02/00................   $   300,654
                                                                     -----------
            BANKING--0.65%
    110,000 Bank of Boston, 6.625%, due 12/01/05..................       105,238
                                                                     -----------
            COMMUNICATION--3.12%
    500,000 MCI Communications Sr. Nts., 7.625%, due 11/07/96.....       508,335
                                                                     -----------
            CONSUMER SERVICES--3.16%
    500,000 Hertz, 9.125%, due 8/01/96............................       514,760
                                                                     -----------
            FINANCIAL SERVICES--3.18%
    500,000 General Electric Capital, 8.75%, due 11/26/96.........       517,490
                                                                     -----------
            RETAIL--0.95%
    150,000 Penney (J.C.), 7.375%, due 6/15/04....................       155,822
                                                                     -----------
            TOTAL CORPORATE OBLIGATIONS
             (Cost $2,077,387)....................................     2,102,299
                                                                     -----------
            U.S. GOVERNMENT MORTGAGE-BACKED
             OBLIGATIONS--28.03%
            Federal Home Loan Mortgage Corporation
    379,254 9.00%, due 4/01/22....................................       395,505
    359,360 7.00%, due 5/01/24....................................       353,826
    354,429 7.00%, due 6/01/24....................................       348,971
            Federal National Mortgage
             Association
    353,093 7.00%, due 6/01/09....................................       355,412
    546,337 8.50%, due 8/01/23....................................       565,000
    461,342 7.00%, due 5/01/24....................................       453,952
    419,458 7.00%, due 6/01/24....................................       412,738
            Government National Mortgage Association
    286,756 9.50%, due 1/15/19....................................       303,884
    267,859 9.50%, due 10/15/20...................................       282,853
  1,084,327 7.50%, due 6/15/24....................................     1,091,604
                                                                     -----------

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------                                                          -----------
            TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
             (Cost $4,427,700)...................................   $ 4,563,745
                                                                    -----------
            U.S. GOVERNMENT AGENCY
             OBLIGATIONS--1.24%
            Federal Home Loan Mortgage Association
 $  200,000 7.23%, due 12/17/02
             (Cost $189,153).....................................       201,192
                                                                    -----------
            UNITED STATES TREASURY
             OBLIGATIONS--52.33%
            United States Treasury Notes
  1,270,000 6.500%, due 5/15/97..................................     1,284,681
    825,000 6.500%, due 8/15/97..................................       835,312
    500,000 7.125%, due 10/15/98.................................       517,890
    500,000 7.000%, due 4/15/99..................................       516,955
    650,000 8.875%, due 5/15/00..................................       728,306
  1,230,000 6.250%, due 2/15/03..................................     1,228,266
    500,000 7.250%, due 5/15/04..................................       531,015
  1,000,000 7.500%, due 2/15/05..................................     1,084,060
            United States Treasury Bonds
    245,000 9.375%, due 2/15/06..................................       301,695
  1,000,000 7.250%, due 5/15/16..................................     1,052,030
    400,000 7.500%, due 11/15/24.................................       439,936
                                                                    -----------
            TOTAL UNITED STATES TREASURY OBLIGATIONS
             (Cost $8,081,590)...................................     8,520,146
                                                                    -----------
            SHORT-TERM OBLIGATION--2.56%
            TIME DEPOSIT
    416,748 National Westminster Bank (Nassau), 5.46%, due
             6/01/95
             (Cost $416,748) ....................................       416,748
                                                                    -----------
 TOTAL INVESTMENTS--97.07%
  (Cost $15,192,578)..............................................   15,804,130
 OTHER ASSETS AND LIABILITIES
  (NET)--2.93%....................................................      476,725
                                                                    -----------
 TOTAL NET ASSETS--100.00%........................................  $16,280,855
                                                                    ===========

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

SMALL CAP PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK--96.70%
        ADVERTISING--0.20%
  2,800 Ackerley Communications...................................   $    27,650
                                                                     -----------
        AGRICULTURE--0.69%
  2,200 First Mississippi.........................................        50,875
  1,100 Vigoro....................................................        42,900
                                                                     -----------
                                                                          93,775
                                                                     -----------
        AMUSEMENT & RECREATION
         SERVICES--3.18%
  2,700 Acclaim Entertainment*....................................        45,900
  2,400 Carmike Cinemas (Class A)*................................        57,300
  2,000 Grand Casinos*............................................        63,750
  1,500 Harman International Industries...........................        54,188
  2,850 Players International*....................................        59,138
  9,900 Roadmaster Industries*....................................        32,175
  4,500 Showboat..................................................        75,375
  2,500 WMS Industries............................................        46,250
                                                                     -----------
                                                                         434,076
                                                                     -----------
        APPAREL--0.35%
  2,800 Kellwood..................................................        47,600
                                                                     -----------
        BANKING--9.43%
  4,400 Albank Financial..........................................       112,200
  1,200 American Savings of FL- F.S.B.*...........................        24,450
  3,300 Centerbank................................................        47,025
  2,000 Centura Banks.............................................        51,750
  4,400 Charter One Financial.....................................       110,000
  1,400 Collective Bancorp........................................        31,150
  3,000 Commercial Federal*.......................................        87,750
  1,500 Firstfed Michigan.........................................        43,500
 10,800 Glendale Federal Bank FSB*................................       148,500
  2,600 Hawkeye Bancorporation....................................        56,875
  3,600 JSB Financial.............................................       111,150
  1,401 New York Bancorp..........................................        28,010
  2,500 ONBANcorp.................................................        66,563
  2,600 Peoples Heritage Financial Group..........................        37,375
  2,800 Premier Bancorp...........................................        47,600
  4,500 Republic Bancorp..........................................        51,188
  4,300 Roosevelt Financial Group.................................        73,100
  1,900 TCF Financial.............................................        88,350
  2,700 Union Planters............................................        71,550
                                                                     -----------
                                                                       1,288,086
                                                                     -----------

 SHARES                                                                   VALUE
 ------                                                                -----------
        BUILDING & CONSTRUCTION--1.60%
  2,600 Champion Enterprises........................................   $    43,550
  1,700 Oakwood Homes...............................................        42,713
  3,700 Payless Cashways*...........................................        26,825
  2,500 Pulte.......................................................        68,438
  2,400 Toll Brothers*..............................................        37,500
                                                                       -----------
                                                                           219,026
                                                                       -----------
        CHEMICALS--0.58%
  2,800 McWhorter Technologies*.....................................        42,700
  3,400 Sterling Chemicals..........................................        36,125
                                                                       -----------
                                                                            78,825
                                                                       -----------
        COMPUTERS--6.83%
  3,600 AST Research*...............................................        66,600
  4,300 Cray Research...............................................        98,363
  3,000 Exabyte*....................................................        40,500
  2,100 Gartner Group (Class A)*....................................       100,275
  2,200 Komag*......................................................        84,700
  7,800 Logicon (a).................................................       299,324
  5,500 Merisel*....................................................        35,063
  2,300 Safeguard Scientifics.......................................        78,200
  4,200 Tech Data*..................................................        42,525
  3,500 Western Digital*............................................        61,688
  2,400 Xircom*.....................................................        25,500
                                                                       -----------
                                                                           932,738
                                                                       -----------
        CONSTRUCTION EQUIPMENT &
         MATERIALS--1.32%
  1,000 Blount (Class A)..............................................      37,875
  1,500 Commercial Intertech........................................        27,000
  1,800 Elcor.......................................................        34,875
  1,400 Kennametal..................................................        45,500
  2,200 Pope & Talbot...............................................        35,200
                                                                       -----------
                                                                           180,450
                                                                       -----------
        DEFENSE--1.53%
  2,200 Alliant Techsystems*........................................        80,575
    900 Sturm Ruger & Company.......................................        26,213
  1,700 Thiokol.....................................................        53,338
  1,100 Watkins Johnson.............................................        49,225
                                                                       -----------
                                                                           209,351
                                                                       -----------
        ELECTRONICS--8.08%
  3,200 Allen Group.................................................        74,800
 12,600 Audiovox (Class A)*.........................................        66,938

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

SMALL CAP PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        ELECTRONICS--(CONTINUED)
  3,400 BMC Industries............................................   $    73,950
  3,100 Core Industries...........................................        32,163
  2,700 Dallas Semiconductor......................................        49,613
  1,400 Hutchinson Technology*....................................        46,200
  2,400 Kulicke & Soffa Industries................................       101,400
  3,400 Marshall Industries.......................................        91,800
  2,200 Oak Industries............................................        61,050
  1,100 Park Electrochemical......................................        38,225
  2,100 Plantronics*..............................................        51,975
  3,600 SCI Systems*..............................................        74,250
  3,200 Standard Microsystems*....................................        55,600
  3,200 Tech-Sym..................................................        82,400
  3,100 VLSI Technology*..........................................        80,600
  4,200 Windmere..................................................        36,225
  3,300 Wyle Electronics..........................................        86,625
                                                                     -----------
                                                                       1,103,814
                                                                     -----------
        ENVIRONMENTAL--1.00%
  8,600 Allwaste*.................................................        48,375
  3,700 Dames & Moore.............................................        43,938
  3,000 USA Waste Services*.......................................        44,625
                                                                     -----------
                                                                         136,938
                                                                     -----------
        FINANCIAL SERVICES--3.88%
  3,200 Duff & Phelps Corp........................................        34,400
  4,500 Enhance Financial Services Group..........................        80,438
  2,900 Foothill Group............................................        71,775
  2,100 PEC Israel Economic*......................................        50,925
  3,600 Pioneer Group ............................................        96,749
  1,600 Quick & Reilly Group......................................        75,200
  3,400 Raymond James Financial...................................        62,475
  2,800 Summit Bancorporation.....................................        57,750
                                                                     -----------
                                                                         529,712
                                                                     -----------
        FOOD & BEVERAGES--2.76%
  1,200 American Maize Products
         (Class A)................................................        36,450
  5,200 Buffets*..................................................        72,150
  2,300 Coca-Cola Bottling Consolidated...........................        73,025
  3,700 Hudson Foods..............................................        50,875
  5,300 Interstate Bakeries.......................................        77,513
  2,700 J&J Snack Foods*..........................................        32,063

 SHARES                                                                 VALUE
 ------                                                              -----------
        FOOD & BEVERAGES--(CONTINUED)
  1,700 Smithfield Foods*.........................................   $    34,850
                                                                     -----------
                                                                         376,926
                                                                     -----------
        HEALTH SERVICES & HOSPITAL
         SUPPLIES--9.62%
  2,900 Bio-Rad Laboratories
         (Class A)*...............................................        87,000
  2,600 Charter Medical*..........................................        44,525
  6,200 Continental Medical Systems*..............................        58,125
  4,600 Employee Benefit Plans*...................................        61,525
  3,400 Enzo Biochem*.............................................        32,725
  2,200 Grancare*.................................................        34,925
  2,700 Haemonetics*..............................................        48,600
  2,150 Health Management Systems*................................        55,900
  3,000 Healthcare Services Group.................................        32,625
  2,600 Hillhaven*................................................        74,425
  3,500 Horizon Healthcare*.......................................        63,875
  7,098 ICN Pharmaceuticals.......................................       120,665
  2,600 Nellcor*..................................................       111,800
  4,000 Playtex Products*.........................................        31,000
  1,900 Regency Health Services*..................................        20,900
  2,400 Sofamor/Danek Group*......................................        50,400
  1,800 Sunrise Medical*..........................................        60,300
  3,000 Surgical Care Affiliates..................................        61,500
  2,700 Universal Health Services
         (Class B)................................................        74,588
  2,750 Vencor*...................................................        86,969
  3,600 Vivra*....................................................       101,700
                                                                     -----------
                                                                       1,314,072
                                                                     -----------
        HOME FURNISHING--0.57%
  2,100 Ethan Allen Interiors*....................................        42,000
  4,410 Pier 1 Imports............................................        35,280
                                                                     -----------
                                                                          77,280
                                                                     -----------
        INSURANCE--5.97%
  1,800 Acceptance Insurance Group................................        25,200
  2,900 American Travellers*......................................        51,838
  2,000 Emphesys Financial Group..................................        50,500
  4,300 Fidelity National Financial...............................        55,900
  2,000 FINOVA Group..............................................        73,749
  1,320 Fremont General...........................................        33,330
  3,700 Hilb Rogal & Hamilton.....................................        46,250
  2,300 Liberty...................................................        59,513
  1,700 Life Partners Group.......................................        31,875

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

SMALL CAP PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        INSURANCE--(CONTINUED)
  3,600 Life Re...................................................   $    61,200
  2,900 Life USA Holdings*........................................        27,913
  1,000 National RE...............................................        30,750
  2,100 Orion Capital.............................................        81,374
  1,300 Protective Life...........................................        64,513
  1,000 United Companies Financial................................        44,250
  1,300 United Wisconsin Services.................................        27,300
  1,500 Vesta Insurance Group.....................................        50,063
                                                                     -----------
                                                                         815,518
                                                                     -----------
        MACHINERY--2.01%
  1,600 AGCO......................................................        60,600
  1,900 BW/IP.....................................................        33,725
  4,500 Fedders...................................................        30,375
  1,900 Helix Technology..........................................        71,725
  4,000 Scotsman Industries.......................................        78,500
                                                                     -----------
                                                                         274,925
                                                                     -----------
        MANUFACTURING--2.19%
  5,800 GenCorp...................................................        74,675
  1,300 Kaydon....................................................        35,750
  2,300 Outboard Marine...........................................        46,288
  1,200 Teleflex..................................................        49,650
 11,200 UNC.......................................................        57,400
  1,600 Whittaker.................................................        35,400
                                                                     -----------
                                                                         299,163
                                                                     -----------
        METALS & MINING--4.68%
  2,400 Amcast Industrial.........................................        47,400
  2,900 Astec Industries*.........................................        33,350
  1,700 Cleveland-Cliffs..........................................        66,087
  2,500 Commercial Metals.........................................        68,437
  3,300 INDRESCO*.................................................        44,963
  4,000 J & L Specialty Steel.....................................        75,000
  3,900 Material Sciences*........................................        77,025
  1,600 Mueller Industries*.......................................        73,200
    600 NACCO Industries (Class A)................................        36,000
  1,100 Seitel....................................................        31,075
  2,900 Smith International.......................................        51,838
  3,500 Terra Industries..........................................        35,000
                                                                     -----------
                                                                         639,375
                                                                     -----------
        MOTOR VEHICLES &
         EQUIPMENT--2.12%
  1,400 Coachmen Industries.......................................        19,250

 SHARES                                                                 VALUE
 ------                                                              -----------
        MOTOR VEHICLES &
         EQUIPMENT--(CONTINUED)
  9,100 Rollins Truck Leasing.....................................   $    95,549
  2,600 Standard Motor Products...................................        51,350
  1,400 Standard Products.........................................        30,275
  3,500 TBC*......................................................        38,938
  2,400 Titan Wheels International................................        53,700
                                                                     -----------
                                                                         289,062
                                                                     -----------
        OFFICE EQUIPMENT &
         SERVICES--3.22%
  6,500 American Management Systems*..............................       145,437
  3,300 Banctec*..................................................        49,913
  3,200 CACI International*.......................................        32,000
  4,400 Inacom Corporation*.......................................        45,100
  4,000 Nu-Kote Holding (Class A)*................................       110,000
  6,700 Recognition Equipment.....................................        57,788
                                                                     -----------
                                                                         440,238
                                                                     -----------
        OIL & GAS--5.45%
  3,800 Camco International.......................................        84,075
  3,300 Energen...................................................        68,475
  2,100 Hornbeck Offshore Services*...............................        32,550
  2,700 McDermott (J. Ray) S. A...................................        70,875
  3,800 Newfield Exploration Company*.............................       103,549
  5,700 Oceaneering International.................................        55,575
  1,000 Phoenix Resource..........................................        32,125
  1,300 Production Operators......................................        39,325
  6,900 Reading & Bates...........................................        60,374
  4,000 Sonat Offshore Drilling...................................       114,000
  4,800 Tatham Offshore*..........................................        24,600
  5,200 Weatherford International.................................        58,500
                                                                     -----------
                                                                         744,023
                                                                     -----------
        REAL ESTATE INVESTMENT
         TRUST--2.00%
  1,700 National Golf Properties..................................        36,550
  3,000 ROC Communities...........................................        65,624
  1,500 Storage USA...............................................        42,563
  1,400 Tanger Factory Outlet Centers.............................        35,000
  3,500 Walden Residential Properties.............................        64,749
  1,350 Wellsford Residential Properties..........................        29,025
                                                                     -----------
                                                                         273,511
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

SMALL CAP PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.


 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        RESTAURANTS--1.55%
  3,200 Luby's Cafeteria..........................................   $    65,200
 12,500 Ryan's Family Steak House*................................        85,937
  2,650 Sbarro....................................................        60,950
                                                                     -----------
                                                                         212,087
                                                                     -----------
        RETAIL--5.94%
  2,400 Baker (J.)................................................        31,500
  1,500 Blair.....................................................        48,375
  2,500 Bradlees..................................................        12,188
  1,500 Caldor*...................................................        28,125
  3,000 Carson Pirie Scott & Company*.............................        50,250
  3,800 Chic By HIS*..............................................        40,850
  3,900 Claire's Stores...........................................        62,400
  3,100 Consolidated Stores*......................................        58,124
  4,600 Dress Barn*...............................................        41,400
  2,200 Eckerd*...................................................        71,225
  1,400 Friedman's*...............................................        25,025
  1,800 Mac Frugals Bargains Closeouts............................        27,000
  2,100 Medicine Shoppe International.............................        70,875
  2,200 Paragon Trade Brands*.....................................        29,975
  1,300 Penn Traffic*.............................................        42,900
  1,700 Rex Stores Corporation*...................................        23,800
  2,300 Smith's Food & Drugs (Class B)............................        44,563
  1,900 Super Rite................................................        29,450
  3,300 Venture Stores............................................        33,000
  2,200 Younkers*.................................................        40,425
                                                                     -----------
                                                                         811,450
                                                                     -----------
        SPECIALIZED SERVICES--1.88%
  2,500 American President........................................        60,624
  2,600 Bowne & Co................................................        46,150
  2,700 Dimon.....................................................        46,575
  2,300 Enterra...................................................        43,988
  1,400 PHH.......................................................        58,800
                                                                     -----------
                                                                         256,137
                                                                     -----------
        SPECIALTY CONSUMER
         PRODUCTS--3.36%
  2,000 Alberto Culver (Class B)..................................        64,500
  2,800 American Safety Razor*....................................        32,900
    600 Duracraft*................................................        18,750
  5,900 Handleman.................................................        68,587
  1,300 Helene Curtis.............................................        42,900
  3,900 Oneida....................................................        58,500

  SHARES/
 PRINCIPAL
  AMOUNT                                                               VALUE
 ---------                                                          -----------
           SPECIALTY CONSUMER
            PRODUCTS--(CONTINUED)
   12,100  Topps.................................................   $    71,844
    4,300  Universal.............................................        99,974
                                                                    -----------
                                                                        457,955
                                                                    -----------
           TEXTILES--2.23%
    1,500  Chesapeake............................................        42,750
    4,900  Cone Mills*...........................................        61,862
    2,500  Guilford Mills........................................        64,374
    2,300  Mohawk Industries*....................................        34,788
    1,300  St. John Knits........................................        50,375
    2,700  West Point Stevens*...................................        48,938
                                                                    -----------
                                                                        303,087
                                                                    -----------
           UTILITIES--2.48%
    2,200  Central Hudson Gas & Electric.........................        59,674
    2,800  Commonwealth Energy Systems...........................       110,600
    5,700  Destec Energy*........................................        68,400
    2,400  Eastern Utilities Associates..........................        55,500
    2,800  Southwestern Energy...................................        42,700
                                                                    -----------
                                                                        336,874
                                                                    -----------
 TOTAL COMMON STOCK
  (Cost $12,253,440)..............................................   13,203,724
                                                                    -----------
           RIGHTS--0.00%
    5,700  Statesman Group Rights*
            (Cost $0)............................................             0
                                                                    -----------
           SHORT-TERM OBLIGATION--2.98%
           TIME DEPOSIT
 $407,297  National Westminster Bank (Nassau), 5.46%, due 6/01/95
            (Cost $407,297)......................................       407,297
                                                                    -----------
 TOTAL INVESTMENTS--99.68%
  (Cost $12,660,737)..............................................   13,611,021
 OTHER ASSETS AND LIABILITIES
  (NET)--0.32%....................................................       43,674
                                                                    -----------
 TOTAL NET ASSETS--100.00%........................................  $13,654,695
                                                                    ===========

---------------------
  * Non-income producing security
(a) Security has been pledged to cover margin requirements for futures contracts.

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

SMALL CAP PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

SCHEDULE OF OPEN FINANCIAL FUTURES CONTRACTS
MAY 31, 1995

                                                                    UNREALIZED
                                    NUMBER     FACE                APPRECIATION
                                      OF     AMOUNT AT            (DEPRECIATION)
                                   CONTRACTS   VALUE   EXPIRATION   AT 5/31/95
                                   --------- --------- ---------- --------------
LONG:
Standard & Poor's Mid Cap 400.....      4    $384,200     9/95       ($4,830)
                                                                     =======

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

BALANCED PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK--49.06%
        AIRLINES--0.53%
  5,800 AMR.......................................................   $   395,850
                                                                     -----------
        AEROSPACE--0.49%
  6,000 Textron...................................................       365,250
                                                                     -----------
        APPAREL & TEXTILES--0.45%
 18,600 Haggar....................................................       334,800
                                                                     -----------
        AUTOMOTIVE--2.96%
 38,000 Arkansas Best.............................................       365,750
 14,000 General Motors Corp.......................................       672,000
 17,000 Goodyear Tire & Rubber....................................       718,250
 25,000 Hayes Wheels International................................       450,000
                                                                     -----------
                                                                       2,206,000
                                                                     -----------
        BANKING--2.33%
 15,000 Bay View Capital..........................................       386,250
 24,000 Key Corp..................................................       735,000
 25,000 U.S. Bancorp (OR).........................................       612,500
                                                                     -----------
                                                                       1,733,750
                                                                     -----------
        CHEMICAL--1.61%
 15,000 Arco Chemical.............................................       693,750
 20,450 Hanna (M. A.).............................................       506,138
                                                                     -----------
                                                                       1,199,888
                                                                     -----------
        COMMUNICATION--1.85%
 18,000 Advanced Micro Devices....................................       591,750
 10,000 AT & T....................................................       507,500
 10,000 Telefonos De Mexico ADR...................................       281,250
                                                                     -----------
                                                                       1,380,500
                                                                     -----------
        COMPUTER EQUIPMENT--2.91%
 19,000 Apple Computer............................................       788,500
  8,000 Intel.....................................................       897,000
 25,000 Standard Register.........................................       481,250
                                                                     -----------
                                                                       2,166,750
                                                                     -----------
        CONSUMER GOODS--0.63%
 20,000 The Singer Company........................................       472,500
                                                                     -----------
        DRUGS--2.81%
  9,600 Bristol-Myers Squibb......................................       637,200
 10,000 Lilly (Eli) & Co..........................................       746,250
 15,000 Merck & Co................................................       706,875
                                                                     -----------
                                                                       2,090,325
                                                                     -----------

 SHARES                                                                 VALUE
 ------                                                              -----------
        ELECTRONICS--2.69%
 11,000 Eaton.....................................................   $   672,375
 21,000 Marshall Industries.......................................       567,000
 19,000 Philips Electronics ADR...................................       762,375
                                                                     -----------
                                                                       2,001,750
                                                                     -----------
        ENERGY--7.48%
 10,000 Exxon Corp................................................       713,750
 25,000 Occidental Petroleum......................................       575,000
 22,400 Repsol S.A. ADR...........................................       730,800
  5,000 Royal Dutch Petroleum.....................................       633,750
 13,500 Tenneco...................................................       648,000
  6,000 Texaco....................................................       411,000
 25,800 Ultramar..................................................       686,925
 17,000 Valero Energy.............................................       361,250
 40,000 YPF S.A. ADR..............................................       810,000
                                                                     -----------
                                                                       5,570,475
                                                                     -----------
        FINANCIAL SERVICES--3.33%
 12,000 Exel Limited..............................................       561,000
  7,000 Federal National Mortgage Association.....................       651,000
 40,000 National Auto Credit......................................       415,000
 18,000 Student Loan Marketing Association........................       855,000
                                                                     -----------
                                                                       2,482,000
                                                                     -----------
        FOOD & BEVERAGES--3.88%
 13,000 Anheuser Busch............................................       768,625
 12,000 Nestle ADR................................................       605,393
 11,000 Philip Morris.............................................       801,625
 25,000 RJR Holdings Group........................................       712,500
                                                                     -----------
                                                                       2,888,143
                                                                     -----------
        FORESTRY--2.26%
 14,000 Weyerhaeuser..............................................       614,250
 37,000 Wickes Lumber*............................................       573,500
 10,000 Willamette Industries.....................................       497,500
                                                                     -----------
                                                                       1,685,250
                                                                     -----------
        HOME FURNISHINGS--0.40%
 35,000 Griffon*..................................................       297,500
                                                                     -----------
        INSURANCE--0.81%
 20,000 Allstate..................................................       602,500
                                                                     -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

BALANCED PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.


 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        LEASING--2.09%
 20,000 Comdisco..................................................   $   600,000
 12,500 GATX......................................................       529,688
 33,000 Winthrop Resources........................................       429,000
                                                                     -----------
                                                                       1,558,688
                                                                     -----------
        MANUFACTURING--3.18%
 15,000 Cleveland-Cliffs..........................................       583,125
     23 Consorcio G Grupo Dina
         ADR L....................................................            55
 14,800 Cummins Engine............................................       673,400
 32,000 Giddings & Lewis..........................................       552,000
 12,000 Tecumseh Products
         (Class A)................................................       558,000
                                                                     -----------
                                                                       2,366,580
                                                                     -----------
        OFFICE EQUIPMENT--1.58%
 15,000 Pitney Bowes..............................................       555,000
  5,500 Xerox.....................................................       623,563
                                                                     -----------
                                                                       1,178,563
                                                                     -----------
        REALTY--1.37%
 30,000 Cali Realty...............................................       532,500
 38,000 Commercial Net Lease Realty...............................       489,250
                                                                     -----------
                                                                       1,021,750
                                                                     -----------
        RETAIL--2.54%
 22,000 Dillard Dept Stores.......................................       632,500
 24,000 Meyer (Fred)*.............................................       642,000
 13,000 Penney (J.C.).............................................       612,625
                                                                     -----------
                                                                       1,887,125
                                                                     -----------
        SCIENTIFIC EQUIPMENT--0.88%
 20,000 Fisher Scientific.........................................       652,500
                                                                     -----------
 TOTAL COMMON STOCK
  (Cost $32,736,276)...............................................   36,538,437
                                                                     -----------
        CONVERTIBLE PREFERRED STOCK--2.28%
  6,500 Burlington Northern
         Series A, $3.125.........................................       433,875

  SHARES/
 PRINCIPAL
  AMOUNT                                                                VALUE
 ---------                                                           -----------
           CONVERTIBLE PREFERRED STOCK
            (CONTINUED)
    11,000 Delta Airlines
            Series C, $3.50.......................................   $   596,750
     7,000 Ford Motor, 8.40%......................................       668,500
                                                                     -----------
           TOTAL CONVERTIBLE PREFERRED STOCK
            (Cost $1,607,786).....................................     1,699,125
                                                                     -----------
           CORPORATE OBLIGATIONS--25.68%
           AUTOMOTIVE--0.53%
 $ 350,000 General Motors Corp., 8.95%, due 7/02/09...............       382,015
                                                                     -----------
           BUSINESS EQUIPMENT &
            SERVICES--1.66%
 1,195,000 Xerox Corp, 9.20%, due 7/15/99.........................     1,234,540
                                                                     -----------
           ELECTRIC UTILITIES--2.38%
   600,000 Potomac Edison, 9.25%, due 6/01/19.....................       637,530
 1,000,000 Hydro Quebec, 9.75%, due 1/15/18.......................     1,134,778
                                                                     -----------
                                                                       1,772,308
                                                                     -----------
           ENERGY--2.55%
   500,000 Occidental Petroleum, 9.75%, due 6/15/01...............       568,785
 1,250,000 Occidental Petroleum MTN, 8.50%, due 9/15/04...........     1,330,311
                                                                     -----------
                                                                       1,899,096
                                                                     -----------
           FINANCIAL SERVICES--6.06%
   400,000 Ford Capital, 10.125%, due 11/15/00....................       462,734
 1,100,000 Ford Motor Credit, 5.625%, due 12/15/98................     1,068,113
    45,000 Ford Motor Credit, 5.625%, due 1/15/99.................        43,644
   500,000 Ford Motor Credit, 7.50%, due 6/15/04..................       514,086
   600,000 General Motors Acceptance, 7.375%, due 6/22/00.........       614,171

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

BALANCED PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 PRINCIPAL
   AMOUNT                                                              VALUE
 ---------                                                          -----------
            CORPORATE OBLIGATIONS (CONTINUED)
            FINANCIAL SERVICES--(CONTINUED)
 $1,275,000 Goldman Sachs, 8.00%, due 3/01/13**..................   $ 1,290,211
    500,000 SAFECO, 7.875%, due 4/01/05..........................       530,246
                                                                    -----------
                                                                      4,523,205
                                                                    -----------
            FOOD & BEVERAGES--4.68%
  1,850,000 Anheuser Busch, 8.50%, due 3/01/17...................     1,923,734
  1,500,000 Kraft, 8.50%, due 2/15/17............................     1,559,822
                                                                    -----------
                                                                      3,483,556
                                                                    -----------
            MANUFACTURING--0.26%
    518,000 Consorcio G Grupo Dina, 8.00%, due 8/08/04...........       194,250
                                                                    -----------
            TELEPHONE UTILITIES--5.20%
  1,350,000 New York Telephone, 6.25%, due 2/15/04...............     1,294,291
  1,045,000 Pacific Telephone & Telegraph, 7.25%, due 2/01/08....     1,047,376
  1,500,000 Southwestern Bell Telephone, 7.75%, due 9/01/09......     1,536,196
                                                                    -----------
                                                                      3,877,863
                                                                    -----------
            TRANSPORTATION--2.36%
  1,675,000 Union Pacific, 8.50%, due 1/15/17....................     1,760,321
                                                                    -----------
            TOTAL CORPORATE OBLIGATIONS
             (Cost $18,476,863)..................................    19,127,154
                                                                    -----------
            U.S. GOVERNMENT AGENCY
             OBLIGATIONS--6.75%
    825,000 Farm Credit Financial Assistance Corporation, 9.20%,
             due 9/27/05.........................................       897,443
  1,285,000 Federal Home Loan Mortgage Corporation, 8.53%, due
             2/02/05.............................................     1,385,749
    500,000 Federal National Mortgage Association, 8.675%, due
             11/10/04............................................       542,793
  2,000,000 Student Loan Marketing Association, 8.80%, due
             11/15/04............................................     2,024,292

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         -----------
           U.S. GOVERNMENT AGENCY
            OBLIGATIONS (CONTINUED)
 $ 175,000 Tennessee Valley Authority, 6.875%, due 1/15/02......   $   176,040
                                                                   -----------
           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
            (Cost $4,858,518)...................................     5,026,317
                                                                   -----------
           UNITED STATES TREASURY
            OBLIGATIONS--10.13%
           United States Treasury Notes
 1,150,000 6.750%, due 6/30/99..................................     1,179,469
 1,250,000 7.125%, due 9/30/99..................................     1,301,170
 1,800,000 6.000%, due 10/15/99.................................     1,797,185
 1,250,000 6.250%, due 2/15/03..................................     1,248,437
   500,000 7.250%, due 5/15/04..................................       530,624
           United States Treasury Bonds
 1,175,000 8.250%, due 5/15/05..................................     1,271,569
   200,000 7.875%, due 11/15/07.................................       217,000
                                                                   -----------
           TOTAL UNITED STATES TREASURY OBLIGATIONS
            (Cost $7,217,835)...................................     7,545,454
                                                                   -----------
           SHORT-TERM OBLIGATION--6.54%
           REPURCHASE AGREEMENT
 4,870,249 Prudential Securities Inc., 5.75%, dated 5/31/95, due
            6/01/95, proceeds $4,871,027 (collateralized by
            various U.S. Government Agency Mortgage-Backed
            Securities with rates from 4.15% to 10.00%, due from
            9/15/97 to 1/15/24, valued at $4,967,627)
            (Cost $4,870,249)...................................     4,870,249
                                                                   -----------
 TOTAL INVESTMENTS--100.44%
  (Cost $69,767,527).............................................  $74,806,736
 OTHER ASSETS AND LIABILITIES
  (NET)--(0.44%).................................................     (327,657)
                                                                   -----------
 TOTAL NET ASSETS--100.00%.......................................  $74,479,079
                                                                   ===========

---------------------
   * Non-income producing security
  ** Securities exempt from registration under Rule 144A
ADRAmerican Depository Receipt

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY GROWTH PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK--92.55%
        AUTOMOTIVE--2.22%
 64,500 Hayes Wheels International................................   $ 1,161,000
                                                                     -----------
        BUSINESS EQUIPMENT &
         SERVICES--7.50%
 75,000 EMC Corporation*..........................................     1,725,000
 60,000 G Tech Holdings*..........................................     1,447,500
 25,000 Olsten....................................................       753,125
                                                                     -----------
                                                                       3,925,625
                                                                     -----------
        CHEMICALS--4.50%
 20,000 du Pont (E.I.) de Nemours.................................     1,357,500
 20,000 Loctite...................................................       997,500
                                                                     -----------
                                                                       2,355,000
                                                                     -----------
        CONSUMER GOODS &
         SERVICES--11.48%
 20,000 Colgate-Palmolive.........................................     1,540,000
  9,000 Kimberly Clark............................................       540,000
 30,000 Premark International.....................................     1,496,250
 30,000 Sherwin Williams..........................................     1,102,500
 25,000 VF........................................................     1,331,250
                                                                     -----------
                                                                       6,010,000
                                                                     -----------
        DRUGS--2.26%
 15,000 Schering-Plough...........................................     1,181,250
                                                                     -----------
        ELECTRICAL EQUIPMENT--5.58%
 28,000 General Electric..........................................     1,624,000
 45,000 National Service Industries...............................     1,299,375
                                                                     -----------
                                                                       2,923,375
                                                                     -----------
        ELECTRONIC COMPONENTS--6.47%
 40,000 AMP.......................................................     1,705,000
 15,000 Intel.....................................................     1,681,875
                                                                     -----------
                                                                       3,386,875
                                                                     -----------
        ENGINEERING SERVICES--2.11%
 50,400 Jacobs Engineering Group..................................     1,102,500
                                                                     -----------
        ENVIRONMENTAL SERVICES--2.34%
 45,000 WMX Technologies..........................................     1,226,250
                                                                     -----------
        FINANCIAL SERVICES--4.23%
  5,000 Brooklyn Bancorp..........................................       153,750
  8,000 Federal National Mortgage Association.....................       744,000

 SHARES                                                              VALUE
 ------                                                           -----------
        FINANCIAL SERVICES--(CONTINUED)
 20,000 Firstfed Michigan......................................   $   580,000
 33,000 Greenpoint Financial...................................       734,250
                                                                  -----------
                                                                    2,212,000
                                                                  -----------
        FOOD AND BEVERAGES--2.34%
 25,000 PepsiCo................................................     1,225,000
                                                                  -----------
        FREIGHT--1.47%
 55,000 Kirby..................................................       770,000
                                                                  -----------
        GROCERY STORES--1.89%
 30,000 Penn Traffic*..........................................       990,000
                                                                  -----------
        INSURANCE--2.04%
 31,000 American General.......................................     1,069,500
                                                                  -----------
        LEASING--1.81%
 90,000 Rollins Truck Leasing..................................       945,000
                                                                  -----------
        MEDICAL SUPPLIES & SERVICES--9.89%
 50,000 Bard (C.R.)............................................     1,475,000
 43,300 Baxter International...................................     1,510,088
 25,000 Columbia/HCA Healthcare................................     1,021,875
 30,000 Sybron*................................................     1,170,000
                                                                  -----------
                                                                    5,176,963
                                                                  -----------
        METALS & MINING--4.24%
 40,000 Asarco.................................................     1,155,000
 60,000 Freeport-McMoRan.......................................     1,035,000
  1,500 Freeport McMoRan Copper & Gold (Class A).................      30,750
                                                                  -----------
                                                                    2,220,750
                                                                  -----------
        OIL & GAS--6.77%
 16,000 Amoco..................................................     1,094,000
 27,000 Burlington Resources...................................     1,120,500
 28,500 Castle Energy..........................................       242,250
 40,000 Noble Affiliates.......................................     1,085,000
                                                                  -----------
                                                                    3,541,750
                                                                  -----------
        PUBLISHING--2.01%
 25,000 Harcourt General.......................................     1,053,125
                                                                  -----------
        RAILROADS--2.03%
 30,000 Illinois Central.......................................     1,061,250
                                                                  -----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

EQUITY GROWTH PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK (CONTINUED)
        TELECOMMUNICATIONS--9.37%
 40,000 Airtouch Communications*..................................   $ 1,090,000
 30,000 ALLTEL....................................................       738,750
 50,000 Comcast Corp (Class A)....................................       843,750
 60,000 Mobile Telecommunications*................................     1,342,500
 15,000 Motorola..................................................       898,125
                                                                     -----------
                                                                       4,913,125
                                                                     -----------
 TOTAL COMMON STOCK
  (Cost $45,414,848)...............................................   48,450,338
                                                                     -----------
        PREFERRED STOCK--1.49%
        TELECOMMUNICATIONS
 17,000 Cellular Communications*
         (Cost $809,625)..........................................       782,000
                                                                     -----------

---------------------
* Non-income producing security

 PRINCIPAL
   AMOUNT                                                             VALUE
 ---------                                                         -----------
            SHORT-TERM OBLIGATION--6.09%
            REPURCHASE AGREEMENT
 $3,189,835 Salomon Brothers, 5.64%, dated 5/31/95, due 6/01/95, proceeds $3,190,335 (collateralized by U.S.
             Treasury Bond, 6.25%, due 8/15/23, valued at
             $3,255,899)
             (Cost $3,189,835)..................................   $ 3,189,835
                                                                   -----------
 TOTAL INVESTMENTS--100.13%
  (Cost $49,414,308).............................................   52,422,173
 OTHER ASSETS AND LIABILITIES
  (NET)--(0.13%).................................................      (69,359)
                                                                   -----------
 TOTAL NET ASSETS--100.00%.......................................  $52,352,814
                                                                   ===========

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

VALUE EQUITY INCOME PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                              -----------
        COMMON STOCK--91.17%
        AEROSPACE--1.31%
  4,600 Goodrich (B.F.)...........................................   $   228,275
                                                                     -----------
        BANKS--14.25%
  8,100 Banc One..................................................       281,475
  1,300 BankAmerica...............................................        67,925
  6,100 Boatmen's Bancshares......................................       198,250
  6,900 Corestates Financial......................................       229,425
  1,300 First Chicago.............................................        74,588
  1,500 First Union Corp..........................................        73,500
  7,550 Mellon Bank...............................................       322,763
  7,400 Morgan (J.P.) & Co........................................       524,475
 15,100 PNC Bank..................................................       407,700
  6,600 U.S. Bancorp..............................................       161,700
  4,000 Wachovia..................................................       151,500
                                                                     -----------
                                                                       2,493,301
                                                                     -----------
        CHEMICALS--3.02%
  2,448 Dow Chemical..............................................       179,622
  4,000 Olin......................................................       216,000
  4,800 Witco.....................................................       132,000
                                                                     -----------
                                                                         527,622
                                                                     -----------
        CONGLOMERATES--0.87%
  8,000 Hanson PLC ADR............................................       152,000
                                                                     -----------
        DRUGS--9.55%
  6,546 American Home Products....................................       481,950
  8,800 Bristol-Myers Squibb......................................       584,100
  3,600 Lilly (Eli) & Company.....................................       268,650
  9,200 Upjohn....................................................       334,650
                                                                     -----------
                                                                       1,669,350
                                                                     -----------
        FINANCIAL SERVICES--2.19%
  4,888 Ahmanson (H.F.) & Co......................................       111,202
  2,300 Beneficial................................................       102,350
  7,729 Great Western Financial...................................       169,072
                                                                     -----------
                                                                         382,624
                                                                     -----------
        FOOD & BEVERAGES--0.18%
    700 Heinz (H.J.)..............................................        31,675
                                                                     -----------
        FOREST PRODUCTS--0.28%
  1,100 Weyerhaeuser..............................................        48,263
                                                                     -----------
        HEALTHCARE--0.36%
  1,800 Baxter International......................................        62,775
                                                                     -----------

 SHARES                                                                 VALUE
 ------                                                              -----------
        HOUSEHOLD PRODUCTS--1.57%
  6,400 Tambrands.................................................   $   274,400
                                                                     -----------
        INSURANCE--7.25%
  4,200 Aetna Life & Casualty.....................................       250,425
 13,500 American General..........................................       465,750
  8,100 Lincoln National..........................................       366,525
    700 Marsh & McLennan..........................................        55,738
  2,200 SAFECO....................................................       129,250
                                                                     -----------
                                                                       1,267,688
                                                                     -----------
        OIL & GAS--9.56%
  5,000 Atlantic Richfield........................................       580,624
  2,884 Chevron...................................................       141,677
  1,300 Consolidated Natural Gas..................................        51,838
  5,588 Exxon.....................................................       398,844
  4,600 Nicor.....................................................       122,475
  5,481 Texaco....................................................       375,449
                                                                     -----------
                                                                       1,670,907
                                                                     -----------
        PRINTING & PUBLISHING--5.33%
 12,500 Deluxe....................................................       398,437
 10,061 Dun & Bradstreet..........................................       533,232
                                                                     -----------
                                                                         931,669
                                                                     -----------
        RETAIL--3.01%
  8,800 K mart....................................................       112,200
  8,800 Penney (J.C.).............................................       414,700
                                                                     -----------
                                                                         526,900
                                                                     -----------
        TOBACCO--6.25%
  7,800 American Brands...........................................       314,924
  7,600 Philip Morris.............................................       553,850
  7,500 UST Inc. .................................................       224,063
                                                                     -----------
                                                                       1,092,837
                                                                     -----------
        UTILITIES--ELECTRIC--12.88%
 11,300 Baltimore Gas & Electric..................................       293,800
 10,100 Central & South West......................................       260,074
 14,321 Northeast Utilities.......................................       341,913
  5,100 NY State Electric & Gas...................................       118,575
  2,400 Peco Energy...............................................        67,500
 11,600 Pennsylvania Power & Light................................       223,300
  9,644 Public Service Enterprise Group...........................       286,909
  9,244 Texas Utilities...........................................       333,940

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

VALUE EQUITY INCOME PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

 SHARES/                                                                VALUE
 -------                                                             -----------
         COMMON STOCK (CONTINUED)
         UTILITIES--ELECTRIC--(CONTINUED)
  4,300  Union Electric...........................................   $   162,863
  5,700  Wisconsin Energy.........................................       163,875
                                                                     -----------
                                                                       2,252,749
                                                                     -----------
         UTILITIES--TELEPHONES--13.31%
  2,266  Ameritech................................................       100,553
  7,500  Bell Atlantic............................................       418,124
    996  BellSouth................................................        61,130
 15,100  GTE......................................................       503,963
 11,924  NYNEX....................................................       497,827
 14,600  Pacific Telesis Group....................................       390,550
  8,652  US West..................................................       356,895
                                                                     -----------
                                                                       2,329,042
                                                                     -----------
 TOTAL COMMON STOCK
  (Cost $14,257,662)...............................................   15,942,077
                                                                     -----------

 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                         -----------
           SHORT-TERM OBLIGATION--4.72%
           REPURCHASE AGREEMENT
 $824,629  Prudential Securities Inc., 5.75%, dated 5/31/95, due
            6/01/95, proceeds $824,761 (collateralized by in
            various U.S. Government Agency Mortgage-Backed
            Securities with rates from 4.15% to 10.00%, due from
            9/15/97 to 1/15/24, valued at $841,096)
            (Cost $824,629).....................................   $   824,629
                                                                   -----------
 TOTAL INVESTMENTS--95.89%
  (Cost $15,082,291).............................................   16,766,706
 OTHER ASSETS AND LIABILITIES
  (NET)--4.11%...................................................      718,989
                                                                   -----------
 TOTAL NET ASSETS--100.00%.......................................  $17,485,695
                                                                   ===========

---------------------
ADR American Depository Receipt

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

INTERNATIONAL EQUITY PORTFOLIO
                       See Notes to Financial Statements.

 SHARES                                                                 VALUE
 ------                                                               ----------
        COMMON STOCK--89.58%
        ARGENTINA--2.38%
 10,000 Quilmes Industries.........................................   $  210,000
                                                                      ----------
        BERMUDA--1.03%
  4,000 Partnerre Holdings Ltd. ...................................       91,000
                                                                      ----------
        CANADA--2.20%
  5,000 Imperial Oil...............................................      194,375
                                                                      ----------
        FRANCE--8.11%
  2,500 Cie Generale des Eaux......................................      276,994
  5,000 Coflexip ADR...............................................      143,750
    400 Gaz et Eaux................................................      159,549
  5,000 Idia.......................................................      136,987
                                                                      ----------
                                                                         717,280
                                                                      ----------
        GERMANY--6.65%
    300 Hochtief...................................................      177,408
    300 Linde AG...................................................      176,346
     60 Linde AG New...............................................       35,227
    100 Munich Reinsurance.........................................      199,009
                                                                      ----------
                                                                         587,990
                                                                      ----------
        HONG KONG--4.69%
 60,000 Hutchison Whampoa..........................................      303,306
 50,000 Johnson Electric Holdings..................................      111,510
                                                                      ----------
                                                                         414,816
                                                                      ----------
        INDONESIA--0.76%
 25,000 P.T. Wicaksana Overseas....................................       67,385
                                                                      ----------
        JAPAN--12.12%
 12,000 Canon......................................................      187,123
  7,000 Canon Sales................................................      182,753
  4,000 Ito Yokado.................................................      211,695
 45,000 Mitsubishi Heavy...........................................      308,862
 10,000 Nippondenso................................................      180,744
                                                                      ----------
                                                                       1,071,177
                                                                      ----------
        MALAYSIA--5.66%
 35,000 Nestle Berhad..............................................      271,285
 80,000 Nylex Berhad...............................................      228,880
                                                                      ----------
                                                                         500,165
                                                                      ----------
        NETHERLANDS--9.59%
  5,000 IHC Caland.................................................      133,844
  2,000 Randstad Holdings..........................................      124,288

 SHARES                                                             VALUE
 ------                                                           ----------
        NETHERLANDS--(CONTINUED)
  3,000 Royal Dutch Petroleum..................................   $  380,249
  2,500 Wolters Kluwer.........................................      209,625
                                                                  ----------
                                                                     848,006
                                                                  ----------
        NORWAY--4.00%
  5,000 Norsk Hydro ADR........................................      206,250
 10,000 Unitor ADR.............................................      147,391
                                                                  ----------
                                                                     353,641
                                                                  ----------
        SINGAPORE--5.08%
 15,000 Development Bank of Singapore..........................      175,482
 30,000 Keppel.................................................      273,453
                                                                  ----------
                                                                     448,935
                                                                  ----------
        SOUTH AFRICA--1.51%
 40,000 Liblife Strategic Investments Ltd. ....................      133,188
                                                                  ----------
        SPAIN--2.54%
  2,500 Banco Intercontinental Espana..........................      224,581
                                                                  ----------
        SWEDEN--2.60%
  8,000 Astra AB (Class B).....................................      229,806
                                                                  ----------
        SWITZERLAND--11.68%
  1,500 BBC Brown Boveri (Registered)..........................      300,900
  5,000 Nestle ADR.............................................      252,247
  1,000 Societe Generale Surveillance (Registered).............      319,760
    500 Sika Finanz AG-Bearer..................................      158,594
                                                                  ----------
                                                                   1,031,501
                                                                  ----------
        UNITED KINGDOM--8.98%
 50,000 Blenheim Group.........................................      204,265
  6,000 British Sky Broadcasting ADR...........................      153,000
 12,000 Hanson PLC ADR.........................................      228,000
 50,000 Rentokil Group PLC.....................................      209,030
                                                                  ----------
                                                                     794,295
                                                                  ----------
 TOTAL COMMON STOCK
  (Cost $7,139,924).............................................   7,918,141
                                                                  ----------
        PREFERRED STOCK--1.68%
        GERMANY
    300 Krones
         (Cost $157,638).......................................      148,725
                                                                  ----------

ST. JAMES PORTFOLIOS
SCHEDULE OF INVESTMENTS
MAY 31, 1995

INTERNATIONAL EQUITY PORTFOLIO (CONTINUED)
                       See Notes to Financial Statements.

  SHARES/
 PRINCIPAL
  AMOUNT                                                              VALUE
 ---------                                                          ----------
           WARRANTS--0.57%
           GERMANY
      500  Deutsche Bank, 6/30/95
            (Cost $45,748).......................................   $   50,496
                                                                    ----------
           CORPORATE OBLIGATION--2.82%
           THAILAND 2.82%
 $250,000  Bangkok Bank, 3.25%, due 3/3/04
            (Cost $207,909)......................................      249,375
                                                                    ----------
           SHORT-TERM OBLIGATION--5.67%
           REPURCHASE AGREEMENT
  501,424  Prudential Securities Inc., 5.75%, dated 5/31/95, due
            6/01/95, proceeds $501,504 (collateralized by various
            U.S. Government Mortgage-Backed Securities with rates
            from 4.15% to 10.00%, due from 9/15/97 to 1/15/24,
            valued at $511,428)
            (Cost $501,424)......................................      501,424
                                                                    ----------
 TOTAL INVESTMENTS--100.32%
  (Cost $8,052,643)...............................................   8,868,161
 OTHER ASSETS AND LIABILITIES
  (NET)--(0.32)%..................................................     (28,127)
                                                                    ----------
 TOTAL NET ASSETS--100.00%........................................  $8,840,034
                                                                    ==========

---------------------
ADR American Depository Receipt

                                                                         % OF
                                                                      NET ASSETS
                                                                      ----------
                               SECTOR ALLOCATION
Advertising..........................................................     2.32%
Banking..............................................................     7.92
Basic Industry.......................................................     7.56
Construction & Building..............................................     2.01
Consumer Goods.......................................................    18.03
Drugs................................................................     2.60
Electric Services....................................................     3.13
Electronics & Equipment..............................................    16.03
Financial Services...................................................     2.54
Healthcare...........................................................     2.04
Insurance............................................................     2.25
Machinery............................................................    13.34
Natural Resources....................................................     1.63
Oil & Gas............................................................     6.50
Printing & Publishing................................................     2.37
Retail...............................................................     2.58
Utilities............................................................     1.80
                                                                        ------
 Subtotal............................................................    94.65
Cash Equivalents.....................................................     5.35
                                                                        ------
  Total Net Assets...................................................   100.00%
                                                                        ======

ST. JAMES PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
MAY 31, 1995

                                                  TOTAL RETURN   EQUITY       BOND
                            EQUITY      INCOME        BOND       MARKET      MARKET
                           PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO
                          ----------- ----------- ------------ ----------- -----------
ASSETS:
 Investments in
  securities, at value
  (Note 3d)(a)..........  $15,749,263 $32,857,206 $25,765,222  $13,037,340 $15,804,130
 Dividends and interest
  receivable............       35,174     558,669     263,605       48,302     160,006
 Receivable for
  investment securities
  sold..................      485,563     --           --          598,110     278,876
 Receivable from
  affiliate (Note 2a)...       40,461      43,452      38,373       50,188      47,110
 Receivable for futures
  variation margin (Note
  3c)...................      --          --           --            3,045     --
 Prepaid expenses.......        3,848       2,842       2,792        2,781       2,797
 Deferred organization
  expenses (Note 1e)....       34,023      34,023      34,083       41,808      38,556
                          ----------- ----------- -----------  ----------- -----------
 Total assets...........   16,348,332  33,496,192  26,104,075   13,781,574  16,331,475
                          ----------- ----------- -----------  ----------- -----------
LIABILITIES:
 Payable for investment
  securities purchased..      894,338     --        1,000,000       96,405     --
 Due to servicing agent
  (Note 2b).............        4,616       5,405       5,049        5,002       5,112
 Organization expenses
  payable (Note 1e).....       36,584      36,584      36,584       36,058      36,058
 Payable for futures
  variation margin (Note
  3c)...................      --          --           --          --          --
 Accrued expenses and
  other liabilities.....       11,457      13,054      11,880       11,726       9,450
                          ----------- ----------- -----------  ----------- -----------
 Total liabilities......      946,995      55,043   1,053,513      149,191      50,620
                          ----------- ----------- -----------  ----------- -----------
NET ASSETS:               $15,401,337 $33,441,149 $25,050,562  $13,632,383 $16,280,855
                          =========== =========== ===========  =========== ===========
REPRESENTED BY:
 Paid-in capital for
  beneficial interests..  $15,401,337 $33,441,149 $25,050,562  $13,632,383 $16,280,855
                          =========== =========== ===========  =========== ===========
---------------
(a) Cost of investments.  $14,490,103 $31,606,379 $24,553,520  $11,203,842 $15,192,578

                      See Notes to Financial Statements.

ST. JAMES PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
MAY 31, 1995

                                                                 VALUE
                                                    EQUITY      EQUITY    INTERNATIONAL
                           SMALL CAP   BALANCED     GROWTH      INCOME       EQUITY
                           PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                          ----------- ----------- ----------- ----------- -------------
ASSETS:
 Investments in
  securities, at value
  (Note 3d)(a) .........  $13,611,021 $74,806,736 $52,422,173 $16,766,706  $8,868,161
 Dividends and interest
  receivable............       15,179     768,297      66,525      88,685      48,458
 Receivable for
  investment securities
  sold..................      --          --          560,000     744,950      --
 Receivable from
  affiliate (Note 2a)...       46,473      81,090      68,287      45,592      32,481
 Receivable for futures
  variation margin (Note
  3c)...................      --          --          --          --           --
 Prepaid expenses.......        2,727       8,238       2,950       2,751       2,700
 Deferred organization
  expenses (Note 1e)....       35,340      55,199      51,049      37,577      34,184
                          ----------- ----------- ----------- -----------  ----------
 Total assets...........   13,710,740  75,719,560  53,170,984  17,686,261   8,985,984
                          ----------- ----------- ----------- -----------  ----------
LIABILITIES:
 Payable for investment
  securities purchased..      --        1,175,084     758,950     149,877      96,130
 Due to servicing agent
  (Note 2b).............        4,672       6,872       6,095       4,822       4,455
 Organization expenses
  payable (Note 1e).....       36,058      36,058      36,058      36,058      36,584
 Payable for futures
  variation margin (Note
  3c)...................        2,800     --          --          --           --
 Accrued expenses and
  other liabilities.....       12,515      22,467      17,067       9,809       8,781
                          ----------- ----------- ----------- -----------  ----------
 Total liabilities......       56,045   1,240,481     818,170     200,566     145,950
                          ----------- ----------- ----------- -----------  ----------
NET ASSETS..............  $13,654,695 $74,479,079 $52,352,814 $17,485,695  $8,840,034
                          =========== =========== =========== ===========  ==========
REPRESENTED BY:
 Paid-in-capital for
  beneficial interests..  $13,654,695 $74,479,079 $52,352,814 $17,485,695  $8,840,034
                          =========== =========== =========== ===========  ==========
---------------
(a) Cost of investments.  $12,660,737 $69,767,527 $49,414,308 $15,082,291  $8,052,643

                      See Notes to Financial Statements.

ST. JAMES PORTFOLIOS
STATEMENTS OF OPERATIONS
COMMENCEMENT OF OPERATIONS THROUGH MAY 31, 1995 (A)

                                                  TOTAL RETURN   EQUITY       BOND
                            EQUITY      INCOME        BOND       MARKET      MARKET
                          PORTFOLIO   PORTFOLIO    PORTFOLIO   PORTFOLIO   PORTFOLIO
                          ----------  ----------  ------------ ----------  ----------
INVESTMENT INCOME (NOTE
 1):
 Interest...............  $   23,004  $  758,407   $  481,370  $   44,889  $1,428,528
 Dividends (b)..........      70,381      --           --         537,049      --
                          ----------  ----------   ----------  ----------  ----------
                              93,385     758,407      481,370     581,938   1,428,528
                          ----------  ----------   ----------  ----------  ----------
EXPENSES (NOTE 1F):
 Investment advisory
  fees (Note 2a)........      23,905      67,732       43,478      49,516      47,955
 Servicing and fund
  accounting agent fees
  (Note 2b).............      20,368      23,776       21,403      54,614      54,279
 Custodian fees (Note
  2c)...................       8,556       3,927        3,153      18,970       6,749
 Amortization of
  organization expenses
  (Note 1e).............       2,739       2,739        2,679       9,058       8,354
 Trustees' fees and
  expenses (Note 2d)....         473       1,552          957       4,667       3,999
 Auditing fees..........       5,000       5,000        5,000       5,000       5,000
 Legal fees.............       2,704       5,977        4,479       3,864       4,594
 Miscellaneous..........         621         481          702       3,776         479
                          ----------  ----------   ----------  ----------  ----------
 Total Expenses.........      64,366     111,184       81,851     149,465     131,409
 Less: Waiver of fees
  (Note 2a).............     (23,905)    (67,732)     (43,478)    (49,516)    (47,955)
   Reimbursement of
    expenses (Note 2a)..     (40,461)    (43,452)     (38,373)    (99,949)    (83,454)
                          ----------  ----------   ----------  ----------  ----------
 Net Expenses...........           0           0            0           0           0
                          ----------  ----------   ----------  ----------  ----------
NET INVESTMENT INCOME...      93,385     758,407      481,370     581,938   1,428,528
                          ----------  ----------   ----------  ----------  ----------
REALIZED AND UNREALIZED
 GAIN (LOSS) (NOTE 3):
 Net realized gain
  (loss) on investments.    (284,228)     95,033      127,441   1,516,504     136,599
 Net realized gain
  (loss) on foreign
  currency transactions.      --          --           --          --          --
 Net realized gain on
  futures (Note 3c).....      --          --           --          74,965      --
 Net change in
  unrealized
  appreciation on
  investments(c)........   1,259,160   1,250,827    1,211,702   1,837,991     611,552
                          ----------  ----------   ----------  ----------  ----------
NET REALIZED AND
 UNREALIZED GAIN .......     974,932   1,345,860    1,339,143   3,429,460     748,151
                          ----------  ----------   ----------  ----------  ----------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS.............  $1,068,317  $2,104,267   $1,820,513  $4,011,398  $2,176,679
                          ==========  ==========   ==========  ==========  ==========
---------------
(a) Commencement of
    operations:             01/16/95    01/16/95     01/19/95    07/11/94    07/11/94
(b) Net of foreign taxes
    withheld:                 $1,525      --           --          $3,499      --
(c)Includes net
   unrealized
   appreciation
   (depreciation) of
   financial futures and
   foreign currency:          --          --           --          $4,493      --

                      See Notes to Financial Statements.

ST. JAMES PORTFOLIOS
STATEMENTS OF OPERATIONS (CONTINUED)
COMMENCEMENT OF OPERATIONS THROUGH MAY 31, 1995 (A)

                           SMALL                   EQUITY    VALUE EQUITY INTERNATIONAL
                            CAP       BALANCED     GROWTH       INCOME       EQUITY
                         PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO     PORTFOLIO
                         ----------  ----------  ----------  ------------ -------------
INVESTMENT INCOME (NOTE
 1):
 Interest............... $   31,685  $2,401,616  $  112,874   $   31,027    $ 31,668
 Dividends (b)..........    167,293     795,427     496,863      779,640      66,283
                         ----------  ----------  ----------   ----------    --------
                            198,978   3,197,043     609,737      810,667      97,951
                         ----------  ----------  ----------   ----------    --------
EXPENSES (NOTE 1F):
 Investment advisory
  fees (Note 2a)........     75,292     365,664     285,384      102,039      26,276
 Servicing and fund
  accounting agent fees
  (Note 2b).............     50,206      72,155      66,174       52,265      18,964
 Custodian fees (Note
  2c)...................     10,500      19,156      15,079        7,991       3,359
 Amortization of
  organization expenses
  (Note 1e).............      7,657      11,960      11,061        8,142       2,579
 Trustees' fees and
  expenses (Note 2d)....      2,418      11,482       9,148        3,330         368
 Auditing fees..........      5,000       5,000       5,000        5,000       5,000
 Legal fees.............      3,421      17,697      12,935        4,370       1,605
 Miscellaneous..........        448         616         556          456         606
                         ----------  ----------  ----------   ----------    --------
 Total Expenses.........    154,942     503,730     405,337      183,593      58,757
 Less:  Waiver of fees
  (Note 2a).............    (75,292)   (365,664)   (285,384)    (102,039)    (26,276)
   Reimbursement of
    expenses (Note 2a)..    (79,650)   (138,066)   (119,953)     (81,554)    (32,481)
                         ----------  ----------  ----------   ----------    --------
 Net Expenses...........          0           0           0            0           0
                         ----------  ----------  ----------   ----------    --------
NET INVESTMENT INCOME...    198,978   3,197,043     609,737      810,667      97,951
                         ----------  ----------  ----------   ----------    --------
REALIZED AND UNREALIZED
 GAIN (LOSS) (NOTE 3):
 Net realized gain
  (loss) on investments
  ......................    218,682   1,047,162   2,653,871      511,049       9,535
 Net realized gain
  (loss) on foreign
  currency transactions.     --          --          --           --            (779)
 Net realized gain on
  futures (Note 3c).....     29,096      --          --           --              --
 Net change in
  unrealized
  appreciation on
  investments(c)........    945,454   5,039,209   3,007,865    1,684,415     815,551
                         ----------  ----------  ----------   ----------    --------
NET REALIZED AND
 UNREALIZED GAIN .......  1,193,232   6,086,371   5,661,736    2,195,464     824,307
                         ----------  ----------  ----------   ----------    --------
NET INCREASE IN NET
 ASSETS RESULTING FROM
 OPERATIONS............. $1,392,210  $9,283,414  $6,271,473   $3,006,131    $922,258
                         ==========  ==========  ==========   ==========    ========
---------------
(a)Commencement of
 operations:               07/11/94    07/11/94    07/11/94     07/11/94    01/24/95
(b)Net of foreign taxes
 withheld:                   --      $   13,537      --       $      835    $ 11,159
(c)Includes net
   unrealized
   appreciation
   (depreciation) of
   financial futures and
   foreign currency:     $   (4,830)     --          --           --        $     33

                      See Notes to Financial Statements.

ST. JAMES PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
COMMENCEMENT OF OPERATIONS THROUGH MAY 31, 1995(A)

                                                    TOTAL RETURN    EQUITY        BOND
                            EQUITY       INCOME         BOND        MARKET       MARKET
                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
                          -----------  -----------  ------------  -----------  -----------
INCREASE (DECREASE) IN
 NET ASSETS FROM:
 OPERATIONS:
 Net investment income..  $    93,385  $   758,407  $   481,370   $   581,938  $ 1,428,528
 Net realized gain
  (loss) on
  investments...........     (284,228)      95,033      127,441     1,516,504      136,599
 Net realized gain
  (loss) on foreign
  currency
  transactions..........      --           --            --           --           --
 Net realized gain on
  futures...............      --           --            --            74,965      --
 Net change in
  unrealized
  appreciation on
  investments for the
  period................    1,259,160    1,250,827    1,211,702     1,837,991      611,552
                          -----------  -----------  -----------   -----------  -----------
  Net increase in net
   assets resulting
   from operations......    1,068,317    2,104,267    1,820,513     4,011,398    2,176,679
                          -----------  -----------  -----------   -----------  -----------
TRANSACTIONS IN
 INVESTORS' BENEFICIAL
 INTEREST:
 Additions..............   14,601,919   31,900,618   23,570,121    34,190,623   32,835,501
 Reductions.............     (269,006)    (563,843)    (340,179)  (24,586,405) (18,748,092)
                          -----------  -----------  -----------   -----------  -----------
 Net increase from
  transactions in
  investors' beneficial
  interest..............   14,332,913   31,336,775   23,229,942     9,604,218   14,087,409
                          -----------  -----------  -----------   -----------  -----------
   TOTAL INCREASE IN NET
    ASSETS..............   15,401,230   33,441,042   25,050,455    13,615,616   16,264,088
NET ASSETS
 Beginning of period
  (Note 1)..............          107          107          107        16,767       16,767
                          -----------  -----------  -----------   -----------  -----------
 End of period..........  $15,401,337  $33,441,149  $25,050,562   $13,632,383  $16,280,855
                          ===========  ===========  ===========   ===========  ===========
SUPPLEMENTARY DATA
COMMENCEMENT OF
OPERATIONS THROUGH MAY
31, 1995(A)
                                                    TOTAL RETURN    EQUITY        BOND
                            EQUITY       INCOME         BOND        MARKET       MARKET
                           PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO    PORTFOLIO
                          -----------  -----------  ------------  -----------  -----------
Ratios:
 Expenses to Average Net
  Assets(b)(c)..........        0.00%        0.00%        0.00%         0.00%        0.00%
 Net Investment Income
  to Average Net
  Assets(b)(c)..........        2.54%        7.28%        7.20%         2.94%        7.45%
 Portfolio Turnover(d)..          34%          34%          84%           98%          67%
---------------
(a) Commencement of
    operations:              01/16/95     01/16/95     01/19/95      07/11/94     07/11/94
(b) Annualized
(c) Reflects a voluntary
    expense waiver and
    reimbursement of
    expenses by the
    investment advisor.
    Without these
    waivers and
    reimbursements, the
    ratios of expenses
    to average net
    assets and net
    investment income to
    average net assets
    would have been as
    follows:
  Expenses to Average
   Net Assets(b)........        1.75%        1.07%        1.22%         0.75%        0.69%
  Net Investment Income
   to
   Average Net
    Assets(b)...........        0.79%        6.21%        5.98%         2.19%        6.76%

(d) Portfolio Turnover calculation excludes in-kind transfers of securities. (See Note 3a)

                      See Notes to Financial Statements.

ST. JAMES PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
COMMENCEMENT OF OPERATIONS THROUGH MAY 31, 1995(A)

                             SMALL                      EQUITY     VALUE EQUITY  INTERNATIONAL
                              CAP        BALANCED       GROWTH        INCOME        EQUITY
                           PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                          -----------  ------------  ------------  ------------  -------------
INCREASE (DECREASE) IN
 NET ASSETS FROM:
 OPERATIONS:
 Net investment income..  $   198,978  $  3,197,043  $    609,737  $    810,667   $   97,951
 Net realized gain on
  investments...........      218,682     1,047,162     2,653,871       511,049        9,535
 Net realized loss on
  foreign currency
  transactions..........      --            --            --            --              (779)
 Net realized gain on
  futures...............       29,096       --            --            --            --
 Net change in
  unrealized
  appreciation on
  investments for the
  period................      945,454     5,039,209     3,007,865     1,684,415      815,551
                          -----------  ------------  ------------  ------------   ----------
  Net increase in net
   assets resulting
   from operations......    1,392,210     9,283,414     6,271,473     3,006,131      922,258
                          -----------  ------------  ------------  ------------   ----------
TRANSACTIONS IN
 INVESTORS' BENEFICIAL
 INTEREST:
 Additions..............   20,475,410    96,451,552    73,536,283    26,435,352    8,407,110
 Reductions.............   (8,229,692)  (31,272,654)  (27,471,709)  (11,972,555)    (489,441)
                          -----------  ------------  ------------  ------------   ----------
 Net increase from
  transactions in
  investors' beneficial
  interest..............   12,245,718    65,178,898    46,064,574    14,462,797    7,917,669
                          -----------  ------------  ------------  ------------   ----------
   TOTAL INCREASE IN NET
    ASSETS..............   13,637,928    74,462,312    52,336,047    17,468,928    8,839,927
NET ASSETS
 Beginning of period
  (Note 1)..............       16,767        16,767        16,767        16,767          107
                          -----------  ------------  ------------  ------------   ----------
 End of period..........  $13,654,695  $ 74,479,079  $ 52,352,814  $ 17,485,695   $8,840,034
                          ===========  ============  ============  ============   ==========
SUPPLEMENTARY DATA
COMMENCEMENT OF
 OPERATIONS THROUGH MAY
 31, 1995(A)
                             SMALL                      EQUITY     VALUE EQUITY  INTERNATIONAL
                              CAP        BALANCED       GROWTH        INCOME        EQUITY
                           PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO      PORTFOLIO
                          -----------  ------------  ------------  ------------  -------------
Ratios:
 Expenses to Average Net
  Assets(b)(c)..........        0.00%         0.00%         0.00%         0.00%        0.00%
 Net Investment Income
  to Average Net
  Assets(b)(c)..........        1.72%         5.68%         1.39%         5.16%        3.73%
 Portfolio Turnover(d)..          47%           57%          122%           28%           8%
---------------
(a) Commencement of
    operations:              07/11/94      07/11/94      07/11/94      07/11/94     01/24/95
(b) Annualized
(c) Reflects a voluntary
    expense waiver and
    reimbursement of
    expenses by the
    investment advisor.
    Without these
    waivers and
    reimbursements, the
    ratios of expenses
    to average net
    assets and net
    investment income to
    average net assets
    would have been as
    follows:
  Expenses to Average
  Net Assets(b).........        1.34%         0.90%         0.92%         1.17%        2.24%
  Net Investment Income
  to Average Net
  Assets(b).............        0.38%         4.78%         0.47%         3.99%        1.49%
(d) Portfolio Turnover
    calculation excludes
    in-kind transfers of
    securities. (See
    Note 3a)

                      See Notes to Financial Statements.

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES:

  St. James Portfolios (the "Portfolio Series") was organized as a New York trust on May 11, 1994, with the Portfolios established as separate series of the Portfolio Series on the same date. The Portfolio Series is comprised of twelve portfolios, ten of which are active and described herein (each a "Portfolio"; collectively, the "Portfolios"): Equity Portfolio, Income Portfolio, Total Return Bond Portfolio, Equity Market Portfolio, Bond Market Portfolio, Small Cap Portfolio, Balanced Portfolio, Equity Growth Portfolio, Value Equity Income Portfolio and International Equity Portfolio. The Portfolio Series had no operations until July 11, 1994 (when operations commenced with respect to the Equity Market, Bond Market, Small Cap, Balanced, Equity Growth and Value Equity Income Portfolios) other than matters relating to its organization and registration as an open-end diversified management investment company under the Investment Company Act of 1940 (the "Act"), the sale of an initial beneficial interest (the "Initial Interest") of each Portfolio at the respective purchase prices of $16,667 each to a corresponding series of Excelsior Institutional Trust (each a "Fund") as noted below and the sale of an Initial Interest of each Portfolio at the respective purchase price of $100 each to UST Distributors, Inc. The Equity, Income, Total Return Bond and International Equity Portfolios commenced operations on January 16, 1995, January 16, 1995, January 19, 1995 and January 24, 1995, respectively. The Declaration of Trust permits the Portfolio Series to issue an unlimited number of beneficial interests in each Portfolio.

    PORTFOLIO                                          FUND
    ---------                                          ----
    Equity Portfolio.................................. Equity Fund
    Income Portfolio.................................. Income Fund
    Total Return Bond Portfolio....................... Total Return Bond Fund
    Equity Market Portfolio........................... Equity Index Fund
    Bond Market Portfolio............................. Bond Index Fund
    Small Cap Portfolio............................... Small Capitalization Fund
    Balanced Portfolio................................ Balanced Fund
    Equity Growth Portfolio........................... Equity Growth Fund
    Value Equity Income Portfolio..................... Value Equity Income Fund
    International Equity Portfolio.................... International Equity Fund

  United States Trust Company of The Pacific Northwest ("U.S. Trust Pacific") serves as investment advisor for the Portfolios listed below. U.S. Trust Pacific has delegated the daily management of the security holdings of the Portfolios to the investment managers named below, acting as subadvisors:

   Equity Market Portfolio, Bond
    Market Portfolio and Small
    Cap Portfolio.................   United States Trust Company of New York
                                      ("U.S. Trust")
   Balanced Portfolio.............   Becker Capital Management
   Equity Growth Portfolio........   Luther King Capital Management
   Value Equity Income Portfolio..   Spare Kaplan Bischel & Associates
   International Equity
    Portfolio.....................   Harding, Loevner Management, L.P.

U.S. Trust serves directly as the investment advisor for the Equity Portfolio, Income Portfolio and Total Return Bond Portfolio. Signature Financial Services, Inc. ("SFSI") serves as the Portfolio Series' servicing and fund accounting agent. U.S. Trust serves as the Portfolio Series' custodian. U.S. Trust Pacific is a subsidiary of U.S. Trust.

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The following is a summary of the significant accounting policies of the
Portfolios:

  a) Valuation of Investments--Investments in securities (including financial futures) that are traded on a domestic exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Portfolio Series' Trustees. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

  All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. Gains and losses attributable to foreign currency rates are recorded for financial statement purposes as realized gains and losses on investments.

  Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Portfolio Series' Trustees. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

  b) Forward foreign currency exchange contracts--The International Equity Portfolio's participation in forward currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of the Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, on the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains and losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  c) Security transactions and investment income--Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, including where applicable amortization of discounts and premiums on investments, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the dividend.

  d) Repurchase agreements--The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment advisor subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' subcustodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value of not less than 102% of the repurchase price (including accrued interest).

  If the value of the underlying security, including accrued interest, falls below 102% of the repurchase price plus accrued interest, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to a risk of loss in the event that the portfolio is delayed or prevented from exercising its right to dispose of the underlying collateral securities or to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

  e) Deferred Organization Expenses--The following organization expenses have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the
Portfolios:

Equity Portfolio............. $36,762     Small Cap Portfolio.......... $42,997
Income Portfolio............. $36,762     Balanced Portfolio........... $67,159
Total Return Bond Portfolio.. $36,762     Equity Growth Portfolio...... $62,110
Equity Market Portfolio...... $50,866     Value Equity Income
Bond Market Portfolio........ $46,910     Portfolio.................... $45,719
                                          International Equity
                                          Portfolio.................... $36,763

  Any amount received by a Portfolio from its corresponding Fund as a result of a redemption of the Fund's Initial Shares will be applied so as to reduce the amount of unamortized organization expenses of that Portfolio. The amount paid by the Portfolio Series on behalf of a Portfolio on any withdrawal from the Portfolio of the Initial Interest of UST Distributors, Inc. will be reduced by a pro rata portion of any unamortized organization expenses of the Portfolio. With regard to each Portfolio, this reduction will be determined with respect to each withdrawal of an Initial Interest by calculating the proportion of the amount of the Initial Interest withdrawn to the aggregate amount of the Initial Interests then outstanding. The service providers to the Portfolios have agreed to contribute to each Portfolio at the time of the termination, liquidation, or dissolution of a Portfolio, an amount equal to the unamortized organizational expense at such time.

  f) Expense Allocation--Expenses incurred by the Portfolio Series with respect to any two or more Portfolios are allocated in proportion to the average net assets of each Portfolio, except where allocation of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio.

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  g) Federal Income Taxes--Each Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in each Portfolio will be subject to taxation on its share of that Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code.

2. INVESTMENT ADVISORY FEE, SUBADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

  a) Fees payable by the Portfolio Series pursuant to the provisions of Investment Advisory Agreements with U.S. Trust and U.S. Trust Pacific are payable monthly, computed on the average daily values of each Portfolio's net assets at the following annual rates: 0.25% of the Equity Market and Bond Market Portfolios, 0.65% for the Equity, Income, Total Return Bond, Small Cap, Balanced, Equity Growth and Value Equity Income Portfolios, and 1.00% for the International Equity Portfolio. For the period ended May 31, 1995, U.S. Trust and U.S. Trust Pacific voluntarily agreed to waive all of their investment advisory fees amounting to the following:

Equity Portfolio............. $23,905
Income Portfolio............. $67,732
Total Return Bond Portfolio.. $43,478
Equity Market Portfolio...... $49,516
Bond Market Portfolio........ $47,955

Small Cap Portfolio............................................... $ 75,292
Balanced Portfolio................................................ $365,664
Equity Growth Portfolio........................................... $285,384
Value Equity Income Portfolio..................................... $102,039
International Equity Portfolio.................................... $ 26,276

  In addition, U.S. Trust voluntarily agreed to reimburse the Portfolio Series for all expenses exclusive of the investment advisory fee, taxes, interest, brokerage commissions and extraordinary expenses. For the period ended May 31, 1995, U.S. Trust voluntarily reimbursed the Portfolio Series the following amounts:

Equity Portfolio............. $40,461
Income Portfolio............. $43,452
Total Return Bond Portfolio.. $38,373
Equity Market Portfolio...... $99,949
Bond Market Portfolio........ $83,454

Small Cap Portfolio............................................... $ 79,650
Balanced Portfolio................................................ $138,066
Equity Growth Portfolio........................................... $119,953
Value Equity Income Portfolio..................................... $ 81,554
International Equity Portfolio.................................... $ 32,481

  Pursuant to separate subadvisory agreements between U.S. Trust Pacific and each subadvisor, subadvisory fees are payable monthly by U.S. Trust Pacific, computed on the average daily value of each Portfolio's net assets at the following maximum annual rates: 0.25% for the Equity Market and Bond Market Portfolios, 0.65% for the Small Cap Portfolio, 0.425% for the Balanced Portfolio, 0.40% for the Equity Growth and Value Equity Income Portfolios, and 0.45% for the International Equity Portfolio. The subadvisors are compensated only by U.S. Trust Pacific, and receive no fee directly from the Portfolio Series. For the period ended May 31, 1995, subadvisory fees amounted to the following:

Equity Market Portfolio.. $ 49,516
Bond Market Portfolio.... $ 47,955
Small Cap Portfolio...... $ 75,292
Balanced Portfolio....... $239,088

Equity Growth Portfolio........................................... $175,621
Value Equity Income Portfolio..................................... $ 62,793
International Equity Portfolio.................................... $ 11,824


  b) Pursuant to a Servicing and Fund Accounting Agreement ("Agreement") with SFSI, SFSI serves as the servicing and fund accounting agent to the Portfolio Series, providing fund accounting and other services necessary for the operations of the Portfolio Series and furnishing office facilities required for conducting the business of the Portfolio Series. Certain officers of SFSI serve as officers of

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED) the Portfolio Series and are compensated by SFSI. Fees payable to SFSI pursuant to the Agreement for its servicing functions are payable monthly and computed on the average daily value of each Portfolio's net assets at the following annual rates: 0.05% of the first $2 billion in assets; 0.08% of the next $500 million; 0.07% of the next $500 million; 0.06% of the next $1 billion; and 0.05% thereafter. In addition, for its fund accounting services under the Agreement, SFSI receives a fee payable monthly of $50,000 per year per Portfolio plus out of pocket expenses. For the period ended May 31, 1995, fees charged under the Agreement for each Portfolio amounted to the following:

Equity Portfolio............. $20,368
Income Portfolio............. $23,776
Total Return Bond Portfolio.. $21,403
Equity Market Portfolio...... $54,614
Bond Market Portfolio........ $54,279

Small Cap Portfolio................................................ $50,206
Balanced Portfolio................................................. $72,155
Equity Growth Portfolio............................................ $66,174
Value Equity Income Portfolio...................................... $52,265
International Equity Portfolio..................................... $18,964

  c) U.S. Trust serves as custodian of the Portfolios' assets pursuant to a Custody Agreement between U.S. Trust and the Portfolio Series. Pursuant to delegation authority provided under the Custody Agreement, U.S. Trust has entered into a subcustody agreement with Investors Bank & Trust Company ("IBT") with respect to the Portfolio Series. For services provided thereunder by IBT, U.S. Trust has agreed to pay IBT a fee as agreed upon from time to time. IBT receives no fee directly from the Portfolio Series for its subcustody services.

  Fees received by U.S. Trust under the Custody Agreement for the period ended May 31, 1995 amounted to the following:

Equity Portfolio............. $ 8,556     Small Cap Portfolio.......... $10,500
Income Portfolio............. $ 3,927     Balanced Portfolio........... $19,156
Total Return Bond Portfolio.. $ 3,153     Equity Growth Portfolio...... $15,079
Equity Market Portfolio...... $18,970     Value Equity Income
Bond Market Portfolio........ $ 6,749     Portfolio.................... $ 7,991
                                          International Equity
                                          Portfolio.................... $ 3,359

  d) Independent Trustees of the Portfolio receive an annual retainer of $8,000 and an additional $500 for each meeting of the Board of Trustees attended. In addition, the Portfolio Series reimburses the Independent Trustees for reasonable expenses incurred when acting in their capacity as Trustees. Officers and Trustees deemed to be affiliated or "interested persons" under the Act of the Portfolio Series or the Trust receive no compensation from the Portfolio Series or Trust for their services.

3. PURCHASES AND SALES OF INVESTMENT SECURITIES

  a) Investment transactions (excluding short-term investments) for the period ended May 31, 1995 were as follows:

                                             COST OF   CONTRIBUTION  PROCEEDS
                                            PURCHASES    IN KIND    FROM SALES
                                           ----------- ------------ -----------
Equity Portfolio.......................... $13,513,487  $3,082,356  $ 2,851,416
Income Portfolio.......................... $35,671,056  $2,572,283  $ 7,154,320
Total Return Bond Portfolio............... $34,257,977  $1,065,955  $12,376,567
Equity Market Portfolio................... $28,335,763         --   $18,881,078

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                             COST OF   CONTRIBUTION  PROCEEDS
                                            PURCHASES    IN KIND    FROM SALES
                                           ----------- ------------ -----------
Bond Market Portfolio..................... $12,633,873 $18,368,738  $16,140,644
Small Cap Portfolio....................... $ 6,564,523 $10,867,612  $ 5,397,376
Balanced Portfolio........................ $40,797,824 $55,122,809  $32,206,524
Equity Growth Portfolio................... $53,637,021 $42,762,650  $52,676,570
Value Equity Income Portfolio............. $ 4,289,532 $18,620,401  $ 9,163,320
International Equity Portfolio............ $ 7,948,180         --   $   406,495

  b) Investment transactions in U.S. Government and Agency Obligations (excluding short-term investments) for the period ended May 31, 1995 were as follows:

                                             COST OF   CONTRIBUTION  PROCEEDS
                                            PURCHASES    IN-KIND    FROM SALES
                                           ----------- ------------ -----------
Equity Portfolio..........................         --          --           --
Income Portfolio.......................... $31,662,656 $   510,937  $ 5,089,062
Total Return Bond Portfolio............... $30,770,046         --   $11,739,042
Equity Market Portfolio...................         --          --           --
Bond Market Portfolio..................... $10,606,404 $18,320,517  $16,140,644
Small Cap Portfolio.......................         --          --           --
Balanced Portfolio........................ $10,557,894 $12,083,900  $10,096,699
Equity Growth Portfolio...................         --          --           --
Value Equity Income Portfolio.............         --          --           --
International Equity Portfolio............         --          --           --

  c) With respect to the Equity Market and Small Cap Portfolios, the portfolios are engaged in financial futures contracts. Futures contracts on securities and securities indices will be used primarily to accomodate cash flows or in anticipation of taking a market position when, in the opinion of the investment advisor, available cash balances do not permit economically efficient purchases of securities. The Portfolios are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Portfolios to mark to market the value of each contract on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolios recognize a realized gain or loss. Investments in financial futures require initial margin deposits with a custodian, which consists of cash or securities, up to approximately 10% of the contract amount. The amount of these deposits is determined by the stock exchange or board of trade on which the contract is traded.

ST. JAMES PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  d) At May 31, 1995, the cost and gross unrealized appreciation and depreciation in the value of investments owned by the Portfolios, as computed on a federal tax basis, were as follows:

                                                   TOTAL RETURN    EQUITY         BOND
                           EQUITY       INCOME         BOND        MARKET        MARKET
                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                         -----------  -----------  ------------  -----------  -------------
Aggregate cost.......... $14,490,103  $31,606,379  $24,553,520   $11,230,028   $15,192,578
                         ===========  ===========  ===========   ===========   ===========
Gross unrealized
 appreciation........... $ 1,337,208  $ 1,252,690  $ 1,211,702   $ 1,986,981   $   612,042
Gross unrealized
 depreciation...........     (78,048)      (1,863)          --      (179,669)         (490)
                         -----------  -----------  -----------   -----------   -----------
Net unrealized
 appreciation
 (depreciation)......... $ 1,259,160  $ 1,250,827  $ 1,211,702   $ 1,807,312   $   611,552
                         ===========  ===========  ===========   ===========   ===========
                                                                    VALUE
                            SMALL                     EQUITY       EQUITY     INTERNATIONAL
                             CAP       BALANCED       GROWTH       INCOME        EQUITY
                          PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO     PORTFOLIO
                         -----------  -----------  ------------  -----------  -------------
Aggregate cost.......... $12,664,073  $69,773,777  $49,448,173   $15,083,656   $ 8,052,643
                         ===========  ===========  ===========   ===========   ===========
Gross unrealized
 appreciation........... $ 1,656,594  $ 6,027,032  $ 4,278,015   $ 1,852,413   $   864,776
Gross unrealized
 depreciation...........    (709,646)    (994,073)  (1,304,015)     (169,363)      (49,258)
                         -----------  -----------  -----------   -----------   -----------
Net unrealized
 appreciation
 (depreciation)......... $   946,948  $ 5,032,959  $ 2,974,000   $ 1,683,050   $   815,518
                         ===========  ===========  ===========   ===========   ===========

            REPORT OF PRICE WATERHOUSE LLP, INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES AND INVESTORS OF THE
ST. JAMES PORTFOLIOS

  In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of each of the Portfolios constituting the St. James Portfolios (the "Portfolios") at May 31, 1995, and the results of their operations, the changes in their net assets, and their supplementary data for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 1995 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
Boston, Massachusetts
July 25, 1995




USTEXITA95